UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2014

MFS® GLOBAL HIGH YIELD FUND

(formerly MFS® High Yield Opportunities Fund)

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 25.0%
Asset-Backed & Securitized - 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.531%, 4/21/38 (z)		$1,136,457	$1,011,466
Banc of America Commercial Mortgage, Inc., FRN, 6.287%, 2/10/51 (z)		3,830,049	1,864,085
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49		2,500,000	335,000
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		1,357,649	30,411
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25 (i)(z)		84,013	21,003
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2/18/30 (i)		277,634	6,135
Morgan Stanley Capital I, Inc., FRN, 1.415%, 4/28/39 (i)(z)		1,088,292	5,496

			$3,273,596
Automotive - 0.6%
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		$920,000	$1,012,000
Rhino Bondco S.p.A., 7.25%, 11/15/20	EUR	751,000	945,659
Schaeffler Finance B.V., 4.25%, 5/15/18	EUR	100,000	128,886
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)		$640,000	670,400
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		295,000	294,263
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (z)		200,000	207,000

			$3,258,208
Building - 1.8%
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		$345,000	$357,506
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	905,206
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		435,000	469,256
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)		275,000	269,418
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		918,000	882,657
Cimpor Financial Operations B.V., 5.75%, 7/17/24		765,000	735,548
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,706,796
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	868,140
Lafarge S.A., 7.125%, 7/15/36		625,000	731,250
Paroc Group Oy, 6.25%, 5/15/20 (n)	EUR	1,125,000	1,337,894
Titan Global Finance PLC, 4.25%, 7/10/19	EUR	575,000	698,944
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (z)		$1,377,000	1,397,930

			$10,360,545
Cable TV - 1.7%
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		$1,135,000	$1,135,000
Numericable Group S.A., 6%, 5/15/22 (n)		400,000	409,000
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	500,000	662,603
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	1,058,097
Unitymedia Hessen, 6.25%, 1/15/29	EUR	1,160,000	1,620,824
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (z)		$200,000	208,750
Videotron Ltd., 5.375%, 6/15/24 (n)		1,890,000	1,946,700
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,120,000	1,176,000
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	755,000	1,024,184
Ziggo Bond Co. B.V., 8%, 5/15/18	EUR	380,000	515,483

			$9,756,641
Chemicals - 0.5%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (z)		$1,554,000	$1,585,080
INEOS Group Holdings S.A., 5.75%, 2/15/19 (n)	EUR	760,000	948,032
NOVA Chemicals Corp., 5%, 5/01/25 (n)		$84,000	86,730

			$2,619,842

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - 0.7%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22		$1,505,000	$1,547,697
Kion Finance S.A., 6.75%, 2/15/20	EUR	770,000	1,034,400
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$1,420,000	1,286,875

			$3,868,972
Construction - 0.5%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$291,000	$305,550
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		150,000	157,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		615,000	624,225
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	1,733,243

			$2,820,518
Consumer Products - 0.2%
Jarden Corp., 3.75%, 10/01/21 (n)	EUR	1,125,000	$1,427,416

Consumer Services - 0.2%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$1,510,000	$1,430,725

Containers - 0.5%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,301,825
SGD Group SAS, 5.625%, 5/15/19	EUR	1,135,000	1,364,892

			$2,666,717
Electronics - 0.1%
Nokia Corp., 5.375%, 5/15/19		$600,000	$645,000

Emerging Market Quasi-Sovereign - 0.6%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$612,060
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)		935,000	733,975
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		1,716,000	1,796,772

			$3,142,807
Emerging Market Sovereign - 0.7%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$898,625
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	135,115
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	117,105
Dominican Republic, 7.45%, 4/30/44 (n)		107,000	119,573
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,323,256
Republic of Venezuela, 7%, 3/31/38		1,930,000	1,109,750

			$3,703,424
Energy - Independent - 0.5%
Afren PLC, 11.5%, 2/01/16 (n)		$1,000,000	$1,032,500
Afren PLC, 6.625%, 12/09/20 (n)		528,000	495,106
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		279,000	265,050
Tullow Oil PLC, 6.25%, 4/15/22 (n)		1,045,000	971,850

			$2,764,506
Energy - Integrated - 0.7%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,397,000	$1,510,157
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,076,000	2,216,130

			$3,726,287
Food & Beverages - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		$1,415,000	$1,272,198
BRF S.A., 3.95%, 5/22/23 (n)		1,535,000	1,450,575

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Central American Bottling Corp., 6.75%, 2/09/22		$1,495,000	$1,580,963
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	61,180
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	424,983
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	783,955
JBS Investments GmbH, 7.75%, 10/28/20 (n)		779,000	853,496
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,360,000	1,421,200
Premier Foods Finance, 6.5%, 3/15/21	GBP	375,000	539,395
Premier Foods Finance PLC, 6.5%, 3/15/21 (n)	GBP	380,000	546,587
R&R Ice Cream PLC, 5.5%, 5/15/20 (n)	GBP	750,000	1,163,782

			$10,098,314
Forest & Paper Products - 0.1%
Tembec Industries, Inc., 9%, 12/15/19 (n)		$305,000	$308,813

Gaming & Lodging - 0.4%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,280,999
Wynn Macau Ltd., 5.25%, 10/15/21 (n)		$1,137,000	1,137,000

			$2,417,999
Industrial - 1.3%
ASTALDI S.p.A., 7.125%, 12/01/20 (n)	EUR	1,550,000	$2,032,952
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	385,000	510,204
Empark Funding S.A., 6.75%, 12/15/19	EUR	385,000	514,093
Galapagos Holding S.A., 7%, 6/15/22	EUR	380,000	450,006
Galapagos Holdings LLC, 7%, 6/15/22 (n)	EUR	281,000	332,768
Galapagos SA, 5.375%, 6/15/21 (n)	EUR	281,000	342,980
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	EUR	1,330,000	1,600,022
Transfield Services Ltd., 8.375%, 5/15/20 (n)		$1,500,000	1,608,750

			$7,391,775
International Market Quasi-Sovereign - 0.4%
Eksportfinans A.S.A., 5.5%, 6/26/17		$252,000	$268,743
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		819,000	884,930
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		863,000	988,135

			$2,141,808
Machinery & Tools - 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$260,000	$271,050
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		597,000	589,538
Loxam SAS, 7%, 7/23/22 (n)	EUR	1,865,000	2,161,840

			$3,022,428
Major Banks - 0.3%
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/31/49		$1,375,000	$1,435,156
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/31/49 (n)		165,000	187,275

			$1,622,431
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/20	EUR	1,300,000	$1,702,404

Metals & Mining - 0.8%
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (z)		$195,000	$197,438
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		400,000	415,000
Lundin Mining Corp., 7.5%, 11/01/20 (n)		240,000	250,200
Lundin Mining Corp., 7.875%, 11/01/22 (n)		240,000	249,600

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Ovako Group AB, 6.5%, 6/01/19 (n)	EUR	1,120,000	$1,382,475
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		$1,695,000	1,745,850

			$4,240,563
Network & Telecom - 0.7%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$1,387,000	$1,470,220
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		2,240,000	2,268,000

			$3,738,220
Oil Services - 0.6%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		$1,357,115	$1,421,578
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,798,000	1,771,030

			$3,192,608
Other Banks & Diversified Financials - 0.5%
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	$1,526,250
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)		407,000	553,520
MMG S.A., 6.75%, 3/28/23 (n)		700,000	668,500

			$2,748,270
Pollution Control - 0.2%
Abengoa Finance S.A.U., 6%, 3/31/21	EUR	1,135,000	$1,383,211

Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,520,000	$1,489,600

Real Estate - Retail - 0.0%
InRetail Shopping Malls Co., 6.5%, 7/09/21 (n)		$245,000	$259,700

Restaurants - 0.1%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	525,000	$829,344

Retailers - 0.8%
Dufry Finance SCA, 4.5%, 7/15/22 (n)	EUR	1,125,000	$1,468,300
Hema Bondco I B.V., 6.25%, 6/15/19 (n)	EUR	186,000	205,232
HEMA Bondco I B.V., 6.25%, 6/15/19	EUR	560,000	617,903
InRetail Consumer, 5.25%, 10/10/21 (z)		$393,000	397,913
New Look Retail Group Ltd., 8.375%, 5/14/18 (n)		1,905,000	1,981,200

			$4,670,548
Specialty Stores - 0.5%
Matalan Finance PLC, 6.875%, 6/01/19 (n)	GBP	745,000	$1,139,934
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,421,000	1,516,918

			$2,656,852
Telecommunications - Wireless - 2.6%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,612,170
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	292,595
Altice S.A., 7.75%, 5/15/22 (n)		1,130,000	1,186,500
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,347,130
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	867,350
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,450,360
Digicel Group Ltd., 7.125%, 4/01/22 (n)		350,000	351,750
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	911,420
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		768,000	758,400
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,405,980

4

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
MTS International Funding Ltd., 5%, 5/30/23 (n)		$2,338,000	$2,095,433
VimpelCom Ltd., 5.95%, 2/13/23 (n)		1,500,000	1,378,245
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		200,000	195,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		610,000	596,275

			$14,449,108
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,908,000	$2,032,211

Transportation - 0.2%
Far East Capital Ltd. S.A., 8%, 5/02/18		$290,000	$150,800
Far Eastern Shipping Co., 8%, 5/02/18 (n)		1,387,000	721,240
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)		474,000	241,740

			$1,113,780
Transportation - Services - 1.0%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$605,000	$606,513
EC Finance PLC, 5.125%, 7/15/21 (n)	EUR	1,360,000	1,691,672
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$990,000	997,425
Stena AB, 7%, 2/01/24 (n)		530,000	528,675
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,402,115
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		147,000	154,350

			$5,380,750
Utilities - Electric Power - 1.3%
CE Energy AS, 7%, 2/01/21	EUR	1,150,000	$1,480,753
EDP Finance B.V., 6%, 2/02/18 (n)		$1,070,000	1,150,774
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		1,450,000	1,567,378
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		955,000	1,114,963
Greenko Dutch B.V., 8%, 8/01/19 (n)		1,279,000	1,263,013
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		893,000	959,975

			$7,536,856
Total Bonds			$139,892,797

Floating Rate Loans (g)(r) - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd., Term Loan B, 3.75%, 6/30/19		$4,320	$4,210

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)		70,215	$12,604

Underlying Affiliated Funds - 73.1%
MFS High Yield Pooled Portfolio (v)		41,769,095	$409,337,132

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		8,328,281	$8,328,281
Total Investments			$557,575,024

Other Assets, Less Liabilities - 0.4%			2,304,080
Net Assets - 100.0%			$559,879,104

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

5

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $96,509,290 representing 17.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.531%, 4/21/38	12/20/05	$1,136,457	$1,011,466
Banc of America Commercial Mortgage, Inc., FRN, 6.287%, 2/10/51	6/19/08	2,907,217	1,864,085
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	9/04/14	275,000	269,418
Consolidated Energy Finance S.A., 6.75%, 10/15/19	10/02/14	1,538,638	1,585,080
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19	10/31/14	195,750	197,438
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25	1/29/03	6,019	21,003
InRetail Consumer, 5.25%, 10/10/21	10/07/14	390,187	397,913
Morgan Stanley Capital I, Inc., FRN, 1.415%, 4/28/39	7/20/04	64,656	5,496
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	10/21/14	204,492	207,000
Union Andina de Cementos S.A.A., 5.875%, 10/30/21	10/28/14	1,387,640	1,397,930
Unitymedia KabelBW GmbH, 6.125%, 1/15/25	10/07/14	200,000	208,750
Total Restricted Securities			$7,165,579
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/14

Forward Foreign Currency Exchange Contracts at 10/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	1/09/15	$1,223,702	$1,217,919	$5,783
SELL	EUR	Credit Suisse Group	23,868,759	1/09/15	30,159,251	29,924,430	234,821
SELL	EUR	Credit Suisse Group	833,669	1/09/15	1,057,113	1,045,177	11,936
SELL	EUR	Goldman Sachs International	550,281	1/09/15	704,892	689,891	15,001
SELL	EUR	Morgan Stanley	775,955	1/09/15	982,058	972,820	9,238
SELL	GBP	Credit Suisse Group	1,395,715	1/09/15	2,232,910	2,231,527	1,383
SELL	GBP	Merrill Lynch International Bank	1,395,715	1/09/15	2,234,533	2,231,527	3,006

							$281,168

6

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 10/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,516,313	December - 2014	$(14,023)

At October 31, 2014, the fund had cash collateral $15,840 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

8

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$12,604	$—	$12,604
Non-U.S. Sovereign Debt	—	8,988,038	—	8,988,038
U.S. Corporate Bonds	—	1,427,416	—	1,427,416
Commercial Mortgage-Backed Securities	—	2,231,715	—	2,231,715
Asset-Backed Securities (including CDOs)	—	1,041,881	—	1,041,881
Foreign Bonds	—	126,203,747	—	126,203,747
Floating Rate Loans	—	4,210	—	4,210
Mutual Funds	417,665,413	—	—	417,665,413
Total Investments	$417,665,413	$139,909,611	$—	$557,575,024

Other Financial Instruments
Futures Contracts	$(14,023)	$—	$—	$(14,023)
Forward Foreign Currency Exchange Contracts	—	281,168	—	281,168

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 1/31/14	$343,351	$0	$343,351
Realized gain (loss)	—	(3,992,695)	(3,992,695)
Change in unrealized appreciation (depreciation)	(330,747)	3,992,695	3,661,948
Disposition of worthless securities	—	0	0
Transfers out of level 3	(12,604)	—	(12,604)
Balance as of 10/31/14	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$567,511,514
Gross unrealized appreciation	4,023,926
Gross unrealized depreciation	(13,960,416)
Net unrealized appreciation (depreciation)	$(9,936,490)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	47,525,038	3,820,866	(9,576,809)	41,769,095
MFS Institutional Money Market Portfolio	3,265,647	105,834,471	(100,771,837)	8,328,281

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$6,658,208	$—	$21,464,237	$409,337,132
MFS Institutional Money Market Portfolio	—	—	4,114	8,328,281

9

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2014, are as follows:

United States	62.1%
Canada	4.9%
United Kingdom	4.2%
Mexico	3.0%
Brazil	2.4%
Germany	2.1%
Italy	2.0%
Luxembourg	2.0%
France	2.0%
Other Countries	15.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

10

QUARTERLY REPORT

October 31, 2014

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.0%
Aerospace - 2.2%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$3,280,001	$3,640,755
Bombardier, Inc., 7.75%, 3/15/20 (n)	2,770,000	3,074,700
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,760,000	3,872,800
CPI International, Inc., 8.75%, 2/15/18	4,927,000	5,111,763
Gencorp, Inc., 7.125%, 3/15/21	5,375,000	5,710,938
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	6,874,625
TransDigm, Inc., 6%, 7/15/22	1,095,000	1,107,319
TransDigm, Inc., 6.5%, 7/15/24	2,645,000	2,724,350

		$32,117,250
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,173,138
PVH Corp., 4.5%, 12/15/22	3,485,000	3,458,863

		$6,632,001
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49	$2,948,120	$395,048
CW Capital Cobalt Commercial Mortgage Trust, “E2”, CDO, 6%, 5/25/45 (a)(p)(z)	1,408,377	224,354
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.533%, 4/26/50 (a)(p)(z)	662,247	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.733%, 4/26/50 (a)(p)(z)	2,072,722	21
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25 (i)(z)	662,250	165,562
LB Commercial Conduit Mortgage Trust, FRN, 1.176%, 2/18/30 (i)	1,891,574	41,798
Morgan Stanley Capital I, Inc., FRN, 1.415%, 4/28/39 (i)(z)	5,188,599	26,202

		$852,992
Automotive - 3.0%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,900,400
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	6,660,000	7,001,325
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	6,650,000	7,115,500
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,457,250
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	7,060,000	7,766,000
Lear Corp., 8.125%, 3/15/20	1,350,000	1,425,938
Lear Corp., 4.75%, 1/15/23	3,575,000	3,583,938
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,194,875
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,795,000	2,788,013
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (p)(z)	2,345,000	2,427,075

		$43,660,314
Broadcasting - 2.2%
AMC Networks, Inc., 7.75%, 7/15/21	$3,641,000	$3,968,690
Clear Channel Communications, Inc., 9%, 3/01/21	3,262,000	3,262,000
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	830,000	854,900
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,080,000	3,187,800
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,745,638
Liberty Media Corp., 8.25%, 2/01/30	40,000	43,600
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,770,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,675,000	4,850,313
Univision Communications, Inc., 6.875%, 5/15/19 (n)	3,455,000	3,632,069
Univision Communications, Inc., 7.875%, 11/01/20 (n)	3,145,000	3,400,531

		$31,715,541
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 11/15/19	$7,590,000	$8,092,838

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 3.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$5,631,000	$5,898,473
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		3,660,000	3,669,150
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		950,000	986,575
Building Materials Holding Corp., 7%, 2/15/20 (n)		1,150,000	1,209,800
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		4,385,000	4,702,913
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		669,000	693,251
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		546,000	584,903
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		910,000	981,663
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)		2,882,000	2,823,495
Gibraltar Industries, Inc., 6.25%, 2/01/21		2,755,000	2,837,650
HD Supply, Inc., 8.125%, 4/15/19		2,470,000	2,667,600
HD Supply, Inc., 7.5%, 7/15/20		4,980,000	5,303,700
Headwaters, Inc., 7.25%, 1/15/19		2,210,000	2,265,250
Headwaters, Inc., 7.625%, 4/01/19		1,455,000	1,520,475
Nortek, Inc., 8.5%, 4/15/21		4,750,000	5,106,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		3,690,000	3,828,375
USG Corp., 7.875%, 3/30/20 (n)		1,570,000	1,687,750
USG Corp., 5.875%, 11/01/21 (n)		910,000	939,575

			$47,706,848
Business Services - 1.1%
Equinix, Inc., 4.875%, 4/01/20		$3,670,000	$3,752,575
Equinix, Inc., 5.375%, 4/01/23		1,955,000	2,016,094
Iron Mountain, Inc., 8.375%, 8/15/21		1,729,000	1,798,160
Iron Mountain, Inc., 6%, 8/15/23		3,350,000	3,534,250
Lender Processing Services, Inc., 5.75%, 4/15/23		1,415,000	1,499,900
NeuStar, Inc., 4.5%, 1/15/23		4,795,000	4,147,675

			$16,748,654
Cable TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$6,590,000	$6,985,400
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		1,305,000	1,398,797
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		6,610,000	6,973,550
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		4,205,000	4,304,869
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		5,065,000	5,280,263
DISH DBS Corp., 6.75%, 6/01/21		3,410,000	3,785,100
DISH DBS Corp., 5%, 3/15/23		2,975,000	2,963,844
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		3,660,000	3,852,150
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		6,225,000	6,240,563
Intelsat Luxembourg S.A., 8.125%, 6/01/23		3,240,000	3,442,500
Lynx I Corp., 5.375%, 4/15/21 (n)		1,575,000	1,634,063
Lynx II Corp., 6.375%, 4/15/23 (n)		2,635,000	2,786,513
Numericable Group S.A., 6%, 5/15/22 (n)		5,325,000	5,444,813
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		1,020,000	1,014,263
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		460,000	485,300
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		2,535,000	2,446,275
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		2,340,000	2,439,450
Unitymedia Hessen, 5.5%, 1/15/23 (n)		4,235,000	4,414,988
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (z)		3,000,000	3,131,250
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		3,833,000	4,034,233
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	2,225,000	3,018,290

			$76,076,474
Chemicals - 3.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$4,178,000	$4,533,130
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,760,000	1,773,200

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	$3,930,000	$4,254,225
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,190,000	2,190,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	4,005,000	3,959,944
Huntsman International LLC, 8.625%, 3/15/21	4,280,000	4,665,200
INEOS Finance PLC, 8.375%, 2/15/19 (n)	4,145,000	4,445,513
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,665,000	3,697,069
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	2,745,000	2,741,569
NOVA Chemicals Corp., 5%, 5/01/25 (n)	1,761,000	1,818,233
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	3,745,000	4,119,500
Tronox Finance LLC, 6.375%, 8/15/20	7,175,000	7,372,313
W.R. Grace & Co., 5.125%, 10/01/21 (n)	2,005,000	2,088,969

		$47,658,865
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,453,000	$1,525,650
VeriSign, Inc., 4.625%, 5/01/23	4,790,000	4,772,038

		$6,297,688
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6%, 6/15/21 (n)	$3,560,000	$3,764,700
Audatex North America, Inc., 6.125%, 11/01/23 (n)	835,000	885,100
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	2,649,000	2,807,940
CDW LLC/CDW Finance Corp., 6%, 8/15/22	2,200,000	2,321,000

		$9,778,740
Conglomerates - 2.0%
Amsted Industries Co., 5%, 3/15/22 (n)	$5,085,000	$5,015,081
BC Mountain LLC, 7%, 2/01/21 (n)	3,290,000	2,961,000
Dynacast International LLC, 9.25%, 7/15/19	2,295,000	2,452,781
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	3,145,000	3,223,625
Entegris, Inc., 6%, 4/01/22 (n)	5,505,000	5,601,338
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,585,000	5,822,363
Rexel S.A., 6.125%, 12/15/19 (n)	4,200,000	4,336,500

		$29,412,688
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,546,000	$1,569,190
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,555,000	2,701,913

		$4,271,103
Consumer Products - 0.8%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$2,886,000	$2,619,045
Prestige Brands, Inc., 8.125%, 2/01/20	1,531,000	1,638,170
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	3,135,000	3,033,113
Spectrum Brands, Inc., 6.375%, 11/15/20	4,360,000	4,621,600

		$11,911,928
Consumer Services - 1.5%
ADT Corp., 6.25%, 10/15/21	$4,995,000	$5,244,750
ADT Corp., 4.125%, 6/15/23	1,585,000	1,458,200
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,905,000	2,890,475
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,200,000	1,194,000
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	2,125,000	2,013,438
Monitronics International, Inc., 9.125%, 4/01/20	3,885,000	4,001,550
Service Corp. International, 7%, 6/15/17	2,630,000	2,873,275

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 5.375%, 5/15/24	$2,120,000	$2,183,600

		$21,859,288
Containers - 2.9%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$763,200
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	431,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,110,000	4,407,975
Ball Corp., 5%, 3/15/22	1,624,000	1,701,140
Ball Corp., 4%, 11/15/23	2,735,000	2,625,600
Berry Plastics Group, Inc., 9.75%, 1/15/21	900,000	1,004,625
Berry Plastics Group, Inc., 5.5%, 5/15/22	5,470,000	5,490,513
Crown American LLC, 4.5%, 1/15/23	7,310,000	7,182,075
Greif, Inc., 6.75%, 2/01/17	1,410,000	1,529,850
Greif, Inc., 7.75%, 8/01/19	795,000	910,275
Reynolds Group, 7.125%, 4/15/19	2,925,000	3,038,344
Reynolds Group, 9.875%, 8/15/19	1,030,000	1,118,838
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,870,400
Reynolds Group, 8.25%, 2/15/21	5,025,000	5,401,875
Signode Industrial Group, 6.375%, 5/01/22 (n)	4,600,000	4,462,000

		$42,937,710
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$5,106,000	$5,565,540

Electrical Equipment - 0.3%
Anixter, Inc., 5.125%, 10/01/21	$4,025,000	$4,084,872

Electronics - 1.9%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$4,900,000	$4,630,500
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,500,000	1,372,500
Advanced Micro Devices, Inc., 7%, 7/01/24	1,165,000	1,022,288
Micron Technology, Inc., 5.875%, 2/15/22 (n)	3,305,000	3,470,250
Micron Technology, Inc., 5.5%, 2/01/25 (n)	2,290,000	2,318,625
Nokia Corp., 5.375%, 5/15/19	1,075,000	1,155,625
Nokia Corp., 6.625%, 5/15/39	1,345,000	1,455,963
NXP B.V., 5.75%, 2/15/21 (n)	2,100,000	2,215,500
NXP B.V., 5.75%, 3/15/23 (n)	3,430,000	3,627,225
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,770,000	3,944,363
Sensata Technologies B.V., 5.625%, 11/01/24 (z)	2,165,000	2,285,428

		$27,498,267
Energy - Independent - 7.9%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$1,925,000	$1,665,125
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	2,230,000	1,951,250
Antero Resources Finance Corp., 6%, 12/01/20	3,740,000	3,889,600
Antero Resources Finance Corp., 5.375%, 11/01/21	2,650,000	2,689,750
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)	4,080,000	4,393,650
Baytex Energy Corp., 5.125%, 6/01/21 (n)	1,675,000	1,633,125
Baytex Energy Corp., 5.625%, 6/01/24 (n)	3,615,000	3,488,475
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,395,000	1,422,900
BreitBurn Energy Partners LP, 7.875%, 4/15/22	6,375,000	6,116,016
Chaparral Energy, Inc., 7.625%, 11/15/22	3,770,000	3,675,750
Chesapeake Energy Corp., 5.75%, 3/15/23	2,670,000	2,923,650
Concho Resources, Inc., 6.5%, 1/15/22	4,690,000	5,065,200
Concho Resources, Inc., 5.5%, 4/01/23	4,295,000	4,541,963

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Denbury Resources, Inc., 4.625%, 7/15/23	$2,298,000	$2,122,778
EP Energy LLC, 6.875%, 5/01/19	1,435,000	1,492,400
EP Energy LLC, 9.375%, 5/01/20	5,885,000	6,429,363
EP Energy LLC, 7.75%, 9/01/22	6,260,000	6,604,300
Halcon Resources Corp., 8.875%, 5/15/21	5,350,000	4,387,000
Harvest Operations Corp., 6.875%, 10/01/17	2,705,000	2,759,100
Hilcorp Energy I LP/Hilcorp Finance Co., 5%, 12/01/24 (z)	875,000	840,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,870,000	1,963,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,050,000	2,055,125
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	3,166,000	3,102,680
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,150,000	1,967,250
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,230,000	3,197,700
MEG Energy Corp., 7%, 3/31/24 (n)	4,335,000	4,356,675
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	2,730,000	2,593,500
Oasis Petroleum, Inc., 6.875%, 3/15/22	5,605,000	5,829,200
Range Resources Corp., 5%, 8/15/22	4,720,000	4,950,100
Rosetta Resources, Inc., 5.625%, 5/01/21	2,195,000	2,129,150
RSP Permian, Inc., 6.625%, 10/01/22 (n)	2,405,000	2,398,507
Sanchez Energy Corp., 6.125%, 1/15/23 (n)	4,930,000	4,695,825
SandRidge Energy, Inc., 8.125%, 10/15/22	2,645,000	2,393,725
SM Energy Co., 6.5%, 11/15/21	4,850,000	5,031,875

		$114,756,207
Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,525,000	$4,898,313
Cedar Fair LP, 5.25%, 3/15/21	4,270,000	4,291,350
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,790,000	1,790,000
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,805,000
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,457,575
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	5,350,000	5,684,375
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,115,000	4,135,575

		$26,062,188
Financial Institutions - 4.7%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)	$2,315,000	$2,407,600
Aircastle Ltd., 4.625%, 12/15/18	3,385,000	3,435,775
Aircastle Ltd., 5.125%, 3/15/21	1,815,000	1,837,688
Aviation Capital Group, 4.625%, 1/31/18 (n)	2,300,000	2,396,975
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,515,000	4,007,100
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,513,150
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,879,055
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,562,000	5,933,959
CIT Group, Inc., 5%, 8/15/22	4,690,000	4,906,913
Icahn Enterprises LP, 6%, 8/01/20	4,240,000	4,452,000
Icahn Enterprises LP, 5.875%, 2/01/22	5,785,000	5,944,088
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,615,000	2,562,700
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	5,115,000	5,038,275
SLM Corp., 4.875%, 6/17/19	930,000	943,950
SLM Corp., 8%, 3/25/20	6,735,000	7,728,413
SLM Corp., 7.25%, 1/25/22	4,225,000	4,721,438
SLM Corp., 6.125%, 3/25/24	2,140,000	2,209,571

		$67,918,650
Food & Beverages - 1.4%
B&G Foods, Inc., 4.625%, 6/01/21	$3,530,000	$3,468,225
Constellation Brands, Inc., 3.75%, 5/01/21	525,000	525,656

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.25%, 5/01/23	$3,885,000	$3,904,425
Darling Ingredients, Inc., 5.375%, 1/15/22	4,595,000	4,606,488
H.J. Heinz Co., 4.25%, 10/15/20	3,730,000	3,766,554
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	4,560,000	4,833,600

		$21,104,948
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$3,130,000	$2,441,400
Tembec Industries, Inc., 9%, 12/15/19 (n)	2,860,000	2,895,750

		$5,337,150
Gaming & Lodging - 2.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$4,225,000	$4,541,875
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,750,000	1,557,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,380,000	4,401,900
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	5,820,000	6,132,825
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,385,000	1,481,950
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	2,910,000	2,982,750
MGM Resorts International, 6.625%, 12/15/21	4,660,000	5,102,700
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	2,545,000	2,704,063
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	4,600,000	4,577,000
Wynn Las Vegas LLC, 7.75%, 8/15/20	3,830,000	4,117,250

		$37,599,813
Industrial - 1.1%
Dematic S.A., 7.75%, 12/15/20 (n)	$5,925,000	$6,310,125
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,615,000	5,937,863
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,593,900

		$15,841,888
International Market Quasi-Sovereign - 0.1%
Eksportfinans A.S.A., 5.5%, 5/25/16	$1,090,000	$1,143,138
Eksportfinans A.S.A., 5.5%, 6/26/17	586,000	624,934

		$1,768,072
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,265,000	$5,488,763
H&E Equipment Services Co., 7%, 9/01/22	4,955,000	5,289,463
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,025,000	4,055,188
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	3,175,000	3,127,375
RSC Equipment Rental, Inc., 8.25%, 2/01/21	2,910,000	3,171,900
United Rentals North America, Inc., 7.625%, 4/15/22	3,667,000	4,088,705

		$25,221,394
Major Banks - 1.2%
Bank of America Corp., FRN, 5.2%, 12/31/49	$6,215,000	$5,764,413
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,830,000	5,778,988
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	3,320,000	3,905,150
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	1,370,000	1,554,950

		$17,003,501
Medical & Health Technology & Services - 5.0%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$840,000	$877,800
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	7,715,000	8,312,913
Davita, Inc., 6.625%, 11/01/20	5,625,000	5,885,156
Davita, Inc., 5.125%, 7/15/24	2,205,000	2,249,100

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	$2,410,000	$2,581,713
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,710,000	1,863,900
HCA, Inc., 4.25%, 10/15/19	5,110,000	5,193,038
HCA, Inc., 7.5%, 2/15/22	5,995,000	6,961,694
HCA, Inc., 5.875%, 3/15/22	6,325,000	6,941,688
HCA, Inc., 5%, 3/15/24	2,930,000	3,021,592
HealthSouth Corp., 8.125%, 2/15/20	5,915,000	6,225,538
LifePoint Hospitals, Inc., 5.5%, 12/01/21	6,310,000	6,609,725
Tenet Healthcare Corp., 8%, 8/01/20	6,500,000	6,922,500
Tenet Healthcare Corp., 4.5%, 4/01/21	5,265,000	5,278,163
Universal Health Services, Inc., 7.625%, 8/15/20	3,560,000	3,320,056

		$72,244,576
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 8/01/20	$2,248,000	$2,405,360
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,767,000	1,903,943
Teleflex, Inc., 6.875%, 6/01/19	2,975,000	3,190,688
Teleflex, Inc., 5.25%, 6/15/24 (n)	2,700,000	2,740,500

		$10,240,491
Metals & Mining - 4.5%
ArcelorMittal S.A., 6.75%, 2/25/22	$1,130,000	$1,254,413
ArcelorMittal S.A., 7.25%, 3/01/41	2,085,000	2,152,763
Arch Coal, Inc., 8%, 1/15/19 (n)	2,045,000	1,329,250
Arch Coal, Inc., 7.25%, 10/01/20	1,490,000	715,200
Century Aluminum Co., 7.5%, 6/01/21 (n)	4,715,000	5,021,475
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,971,800
Consol Energy, Inc., 6.375%, 3/01/21	1,545,000	1,599,075
Consol Energy, Inc., 5.875%, 4/15/22 (n)	3,910,000	3,968,650
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (z)	3,500,000	3,543,750
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	7,343,000	7,306,285
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,583,000	1,543,425
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	6,130,000	6,359,875
GrafTech International Co., 6.375%, 11/15/20	4,385,000	4,089,451
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,300,000	2,397,750
Lundin Mining Corp., 7.875%, 11/01/22 (n)	2,300,000	2,392,000
Molycorp, Inc., 10%, 6/01/20	1,205,000	861,575
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	2,170,000	2,245,950
Steel Dynamics, Inc., 5.25%, 4/15/23	2,680,000	2,814,000
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	2,170,000	2,294,775
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,440,000	1,504,800
Suncoke Energy, Inc., 7.625%, 8/01/19	3,270,000	3,432,846
TMS International Corp., 7.625%, 10/15/21 (n)	2,855,000	2,983,475
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,960,000	1,700,300
Walter Energy, Inc., 8.5%, 4/15/21	2,335,000	607,100

		$65,089,983
Midstream - 5.3%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,180,000	$1,247,850
Access Midstream Partners Co., 4.875%, 5/15/23	3,130,000	3,270,850
AmeriGas Finance LLC, 6.75%, 5/20/20	6,695,000	7,130,175
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	1,050,000	1,047,375
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	4,155,000	4,310,813
Crestwood Midstream Partners LP, 6%, 12/15/20	4,520,000	4,576,500
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,420,000	2,444,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
El Paso Corp., 7.75%, 1/15/32	$8,280,000	$10,350,000
Energy Transfer Equity LP, 7.5%, 10/15/20	5,705,000	6,560,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,735,000	1,748,013
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,040,000	6,085,300
MarkWest Energy Partners LP, 5.5%, 2/15/23	3,605,000	3,839,325
MarkWest Energy Partners LP, 4.5%, 7/15/23	3,644,000	3,735,100
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	3,800,000	3,980,500
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,670,000	6,903,450
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)	2,130,000	2,201,888
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,490,000	2,701,650
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	2,885,000	2,885,000
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,670,000	2,710,050

		$77,728,789
Network & Telecom - 1.9%
Centurylink, Inc., 6.45%, 6/15/21	$4,205,000	$4,604,475
Centurylink, Inc., 6.75%, 12/01/23	1,205,000	1,337,550
Centurylink, Inc., 7.65%, 3/15/42	3,030,000	3,022,425
Citizens Communications Co., 9%, 8/15/31	4,755,000	5,159,175
Frontier Communications Corp., 8.125%, 10/01/18	1,030,000	1,169,565
Telecom Italia Capital, 6%, 9/30/34	1,515,000	1,492,275
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,450,000	3,493,125
TW Telecom Holdings, Inc., 5.375%, 10/01/22	2,580,000	2,850,900
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,100,000	1,215,500
Windstream Corp., 7.75%, 10/15/20	2,615,000	2,784,975

		$27,129,965
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/22	$5,435,000	$5,652,400
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	5,260,000	4,704,413
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	3,290,000	3,405,150
Unit Corp., 6.625%, 5/15/21	4,525,000	4,513,688

		$18,275,651
Oils - 0.2%
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	$3,085,000	$3,138,988

Other Banks & Diversified Financials - 0.3%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,791,000	$5,155,760

Pharmaceuticals - 1.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$5,945,000	$6,346,288
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,040,000	4,231,900
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	2,480,000	2,684,600
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,495,000	6,803,513
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,850,000	4,061,750
Vantage Point Imaging, 7.5%, 7/15/21 (n)	2,850,000	3,049,500

		$27,177,551
Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$4,675,000	$4,581,500
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,535,000	5,479,650

		$10,061,150
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 6/15/18 (z)	$297,449	$288,526
Gannett Co., Inc., 5.125%, 7/15/20	1,645,000	1,702,575

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Gannett Co., Inc., 4.875%, 9/15/21 (n)	$1,230,000	$1,239,225
Gannett Co., Inc., 6.375%, 10/15/23	3,430,000	3,687,250
Lamar Media Corp., 5%, 5/01/23	3,160,000	3,160,395
Nielsen Finance LLC, 5%, 4/15/22 (n)	3,630,000	3,684,450

		$13,762,421
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$3,585,000	$3,638,775

Real Estate - Healthcare - 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$5,255,000	$5,412,650
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	3,435,000	3,675,450
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,810,000	4,048,125

		$13,136,225
Real Estate - Other - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$3,105,000	$3,174,863
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	6,085,000	6,328,400
ERP Properties, REIT, 7.75%, 7/15/20	3,050,000	3,684,244
ERP Properties, REIT, 5.75%, 8/15/22	815,000	896,351
Felcor Lodging LP, REIT, 5.625%, 3/01/23	4,255,000	4,244,363

		$18,328,221
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/21	$5,555,000	$5,707,763
Bon Ton Stores, Inc., 8%, 6/15/21	2,990,000	2,601,300
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	3,060,000	2,815,200
Limited Brands, Inc., 7%, 5/01/20	1,520,000	1,725,200
Limited Brands, Inc., 6.95%, 3/01/33	1,080,000	1,123,200
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	2,210,000	2,357,376
Rite Aid Corp., 9.25%, 3/15/20	2,965,000	3,275,732
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	2,570,000	2,756,325

		$22,362,096
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$4,245,000	$4,234,388

Specialty Stores - 0.7%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$5,670,000	$5,613,300
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)	1,510,000	1,564,738
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,905,000	2,941,313

		$10,119,351
Telecommunications - Wireless - 4.3%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,459,450
Crown Castle International Corp., 5.25%, 1/15/23	4,270,000	4,371,413
Digicel Group Ltd., 8.25%, 9/01/17 (n)	3,050,000	3,122,438
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,430,000	1,494,350
Digicel Group Ltd., 6%, 4/15/21 (n)	1,535,000	1,550,350
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	2,199,945
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,460,605
Sprint Capital Corp., 6.875%, 11/15/28	4,745,000	4,614,513
Sprint Corp., 7.875%, 9/15/23 (n)	4,665,000	5,049,863
Sprint Corp., 7.125%, 6/15/24 (n)	6,075,000	6,242,063
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,493,650

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 11/15/22	$3,600,000	$3,591,000
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	585,481
T-Mobile USA, Inc., 6.5%, 1/15/24	1,715,000	1,796,463
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,834,800
T-Mobile USA, Inc., 6.25%, 4/01/21	6,685,000	6,977,469
T-Mobile USA, Inc., 6.633%, 4/28/21	3,350,000	3,530,063
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,950,000	3,861,125
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,600,000	5,474,000

		$62,709,041
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$1,240,000	$1,298,900
Frontier Communications Corp., 6.25%, 9/15/21	1,355,000	1,399,884
Level 3 Financing, Inc., 8.625%, 7/15/20	1,315,000	1,446,500

		$4,145,284
Transportation - Services - 1.8%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$4,385,000	$4,395,963
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	5,010,000	5,373,225
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	1,437,000	1,447,778
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	1,514,000	1,540,495
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	4,270,000	4,291,350
Stena AB, 7%, 2/01/24 (n)	6,510,000	6,493,725
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,545,000	2,487,738
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	953,000	1,000,650

		$27,030,924
Utilities - Electric Power - 1.6%
AES Corp., 7.375%, 7/01/21	$2,560,000	$2,920,799
Calpine Corp., 5.375%, 1/15/23	2,225,000	2,247,250
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,712,625
Covanta Holding Corp., 6.375%, 10/01/22	1,520,000	1,618,800
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,352,188
NRG Energy, Inc., 6.25%, 7/15/22	1,740,000	1,818,300
NRG Energy, Inc., 6.625%, 3/15/23	4,080,000	4,304,400

		$22,974,362
Total Bonds		$1,326,177,404

Floating Rate Loans (g)(r) - 4.3%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$2,856,829	$2,807,728

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,216,945	$4,113,630
HD Supply, Term Loan B, 4%, 6/28/18	2,313,444	2,292,237

		$6,405,867
Business Services - 0.0%
Fleetcor Technologies, Term Loan B, 9/24/21 (o)	$491,764	$491,149

Cable TV - 0.2%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$2,319,989	$2,291,817

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.4%
Entegris, Inc., Term Loan, 3.5%, 4/30/21	$3,593,256	$3,467,492
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	2,760,602	2,694,176

		$6,161,668
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,768,765	$2,734,848

Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$2,158,704	$2,120,027

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,799,289	$3,785,042

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,608,157	$1,578,004

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,503,073	$1,494,930

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B, 3.5%, 6/05/20	$1,024,525	$1,017,269

Gaming & Lodging - 0.3%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,692,514	$3,653,281

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 4.25%, 1/27/21	$651,514	$651,921
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	1,477,832	1,461,999

		$2,113,920
Metals & Mining - 0.2%
Fortescue Metals Group Ltd., Term Loan B, 3.75%, 6/30/19	$2,746,913	$2,677,259

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,698,235	$2,642,023

Retailers - 0.3%
Dollar Tree Bridge Loan, 6.25%, 8/08/15	$3,145,000	$3,145,000
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	1,149,016	1,147,939

		$4,292,939
Specialty Stores - 0.2%
Mens Wearhouse, Inc., Term Loan B, 4.5%, 6/18/21	$3,076,336	$3,063,840

Supermarkets - 0.2%
Albertsons/Safeway, Term Loan B, 4.5%, 8/25/21	$2,498,832	$2,497,443

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 1/31/22 (o)	$3,629,229	$3,639,438

Transportation - Services - 0.3%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$4,094,309	$4,086,632

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,586,288	$3,477,581
Total Floating Rate Loans		$63,032,705

Common Stocks - 0.5%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$313,628

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	76,223	$13,682

Special Products & Services - 0.5%
iShares iBoxx High Yield Corp. Bond ETF	70,500	$6,523,365
Total Common Stocks		$6,850,675

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/15 (d)	$828,000	$810,405

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	54,709,707	$54,709,707
Total Investments		$1,451,580,896

Other Assets, Less Liabilities - 0.4%		5,578,337
Net Assets - 100.0%		$1,457,159,233

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $497,732,179 representing 34.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/28/10	$300,315	$288,526
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	9/04/14	2,882,000	2,823,495
CW Capital Cobalt Commercial Mortgage Trust, “E2”, CDO, 6%, 5/25/45	3/20/06-8/25/14	1,327,701	224,354
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.533%, 4/26/50	4/12/06-10/26/14	657,150	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.733%, 4/26/50	4/12/06-10/26/14	2,054,697	21
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19	10/31/14	3,507,375	3,543,750
Falcon Franchise Loan LLC, FRN, 17.857%, 1/05/25	1/29/03	47,444	165,562

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Hilcorp Energy I LP/Hilcorp Finance Co., 5%, 12/01/24	10/16/14	$836,804	$840,000
Morgan Stanley Capital I, Inc., FRN, 1.415%, 4/28/39	7/20/04	308,257	26,202
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	10/21/14	2,369,030	2,427,075
Sensata Technologies B.V., 5.625%, 11/01/24	10/07/14-10/16/14	2,174,387	2,285,428
Unitymedia KabelBW GmbH, 6.125%, 1/15/25	10/07/14	3,000,000	3,131,250
Total Restricted Securities			$15,755,670
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/14

Forward Foreign Currency Exchange Contracts at 10/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	6,044,201	1/09/15	$7,637,120	$7,577,657	$59,463

Liability Derivatives
BUY	EUR	Citibank N.A.	462,716	1/09/15	$585,189	$580,110	$(5,079)
BUY	EUR	UBS AG	1,569,493	1/09/15	1,985,864	1,967,685	(18,179)

							$(23,258)

Futures Contracts at 10/31/2014

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Future
U.S. Treasury Note 10 yr (Short)	USD	114	$14,404,969	December - 2014	$(85,527)

At October 31, 2014, the fund had cash collateral of $136,800 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

14

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,836,993	$13,682	$—	$6,850,675
Non-U.S. Sovereign Debt	—	1,768,072	—	1,768,072
U.S. Corporate Bonds	—	1,070,282,162	—	1,070,282,162
Commercial Mortgage-Backed Securities	—	628,610	—	628,610
Asset-Backed Securities (including CDOs)	—	224,382	—	224,382
Foreign Bonds	—	254,084,583	—	254,084,583
Floating Rate Loans	—	63,032,705	—	63,032,705
Mutual Funds	54,709,707	—	—	54,709,707
Total Investments	$61,546,700	$1,390,034,196	$—	$1,451,580,896

Other Financial Instruments
Futures Contracts	$(85,527)	$—	$—	$(85,527)
Forward Foreign Currency Exchange Contracts	—	36,205	—	36,205

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,450,781,471
Gross unrealized appreciation	29,413,325
Gross unrealized depreciation	(28,613,900)
Net unrealized appreciation (depreciation)	$799,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,626,266	282,639,264	(261,555,823)	54,709,707

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,927	$54,709,707

15

QUARTERLY REPORT

October 31, 2014

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 90.9%
Aerospace - 2.2%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$2,765,000	$3,069,150
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,995,000	2,214,450
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,160,000	3,254,800
CPI International, Inc., 8.75%, 2/15/18	3,875,000	4,020,313
Gencorp, Inc., 7.125%, 3/15/21	4,205,000	4,467,813
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,783,500
TransDigm, Inc., 6%, 7/15/22	875,000	884,844
TransDigm, Inc., 6.5%, 7/15/24	2,105,000	2,168,150

		$25,863,020
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,387,813
PVH Corp., 4.5%, 12/15/22	2,770,000	2,749,225

		$5,137,038
Automotive - 2.9%
Accuride Corp., 9.5%, 8/01/18	$5,005,000	$5,205,200
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	5,365,000	5,639,942
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	4,920,000	5,264,400
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,207,125
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	5,105,000	5,615,500
Lear Corp., 8.125%, 3/15/20	1,432,000	1,512,550
Lear Corp., 4.75%, 1/15/23	2,840,000	2,847,100
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,405,000	2,519,238
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,175,000	2,169,563
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (p)(z)	1,725,000	1,785,375

		$33,765,993
Broadcasting - 2.1%
AMC Networks, Inc., 7.75%, 7/15/21	$2,645,000	$2,883,050
Clear Channel Communications, Inc., 9%, 3/01/21	2,023,000	2,023,000
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	767,350
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	2,570,000	2,659,950
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,089,925
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,324,350
Netflix, Inc., 5.375%, 2/01/21	2,835,000	2,948,400
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,705,000	3,843,938
Univision Communications, Inc., 6.875%, 5/15/19 (n)	2,200,000	2,312,750
Univision Communications, Inc., 7.875%, 11/01/20 (n)	2,610,000	2,822,063

		$24,674,776
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 11/15/19	$6,080,000	$6,482,800

Building - 3.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$4,375,000	$4,582,803
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	2,895,000	2,902,238
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	630,000	654,255
Building Materials Holding Corp., 7%, 2/15/20 (n)	925,000	973,100
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	3,495,000	3,748,388
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	202,000	209,323
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	440,000	471,350

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		$866,000	$934,198
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)		2,318,000	2,270,945
Gibraltar Industries, Inc., 6.25%, 2/01/21		2,275,000	2,343,250
HD Supply, Inc., 8.125%, 4/15/19		2,060,000	2,224,800
HD Supply, Inc., 7.5%, 7/15/20		3,995,000	4,254,675
Headwaters, Inc., 7.25%, 1/15/19		1,795,000	1,839,875
Headwaters, Inc., 7.625%, 4/01/19		1,215,000	1,269,675
Nortek, Inc., 8.5%, 4/15/21		3,340,000	3,590,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		3,047,000	3,161,263
USG Corp., 7.875%, 3/30/20 (n)		1,335,000	1,435,125
USG Corp., 5.875%, 11/01/21 (n)		780,000	805,350

			$37,671,113
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20		$2,950,000	$3,016,375
Equinix, Inc., 5.375%, 4/01/23		1,640,000	1,691,250
Iron Mountain, Inc., 8.375%, 8/15/21		1,451,000	1,509,040
Iron Mountain, Inc., 6%, 8/15/23		2,865,000	3,022,575
Lender Processing Services, Inc., 5.75%, 4/15/23		1,195,000	1,266,700
NeuStar, Inc., 4.5%, 1/15/23		3,730,000	3,226,450

			$13,732,390
Cable TV - 5.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$4,825,000	$5,114,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		705,000	755,672
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		6,085,000	6,419,675
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		3,370,000	3,450,038
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		3,775,000	3,935,438
DISH DBS Corp., 6.75%, 6/01/21		2,540,000	2,819,400
DISH DBS Corp., 5%, 3/15/23		2,750,000	2,739,688
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		2,550,000	2,683,875
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		4,995,000	5,007,488
Intelsat Luxembourg S.A., 8.125%, 6/01/23		3,100,000	3,293,750
Lynx I Corp., 5.375%, 4/15/21 (n)		1,390,000	1,442,125
Lynx II Corp., 6.375%, 4/15/23 (n)		2,030,000	2,146,725
Numericable Group S.A., 6%, 5/15/22 (n)		4,235,000	4,330,288
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		860,000	855,163
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		395,000	416,725
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		1,995,000	1,925,175
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,860,000	1,939,050
Unitymedia Hessen, 5.5%, 1/15/23 (n)		3,480,000	3,627,900
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (z)		2,360,000	2,463,250
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		2,398,000	2,523,895
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	1,895,000	2,570,634

			$60,460,454
Chemicals - 3.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$3,149,000	$3,416,665
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		1,485,000	1,496,138
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		3,210,000	3,474,825
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,840,000	1,840,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		3,160,000	3,124,450
Huntsman International LLC, 8.625%, 3/15/21		3,325,000	3,624,250
INEOS Finance PLC, 8.375%, 2/15/19 (n)		3,690,000	3,957,525
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		3,090,000	3,117,038

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	$1,890,000	$1,887,638
NOVA Chemicals Corp., 5%, 5/01/25 (n)	1,390,000	1,435,175
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	3,115,000	3,426,500
Tronox Finance LLC, 6.375%, 8/15/20	5,160,000	5,301,900
W.R. Grace & Co., 5.125%, 10/01/21 (n)	1,575,000	1,640,961

		$37,743,065
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,150,000	$1,207,500
VeriSign, Inc., 4.625%, 5/01/23	3,775,000	3,760,844

		$4,968,344
Computer Software - Systems - 0.6%
Audatex North America, Inc., 6%, 6/15/21 (n)	$2,445,000	$2,585,588
Audatex North America, Inc., 6.125%, 11/01/23 (n)	715,000	757,900
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	2,125,000	2,252,500
CDW LLC/CDW Finance Corp., 6%, 8/15/22	1,710,000	1,804,050

		$7,400,038
Conglomerates - 2.0%
Amsted Industries Co., 5%, 3/15/22 (n)	$4,475,000	$4,413,469
BC Mountain LLC, 7%, 2/01/21 (n)	2,785,000	2,506,500
Dynacast International LLC, 9.25%, 7/15/19	1,875,000	2,003,906
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	2,485,000	2,547,125
Entegris, Inc., 6%, 4/01/22 (n)	4,375,000	4,451,563
Renaissance Acquisition, 6.875%, 8/15/21 (n)	4,125,000	4,300,313
Rexel S.A., 6.125%, 12/15/19 (n)	2,780,000	2,870,350

		$23,093,226
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,223,000	$1,241,345
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	2,241,900

		$3,483,245
Consumer Products - 0.8%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$2,312,000	$2,098,140
Prestige Brands, Inc., 8.125%, 2/01/20	1,240,000	1,326,800
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,500,988
Spectrum Brands, Inc., 6.375%, 11/15/20	3,635,000	3,853,100

		$9,779,028
Consumer Services - 1.4%
ADT Corp., 6.25%, 10/15/21	$3,490,000	$3,664,500
ADT Corp., 4.125%, 6/15/23	1,360,000	1,251,200
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,330,000	2,318,350
Garda World Security Corp., 7.25%, 11/15/21 (n)	945,000	940,275
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,765,000	1,672,338
Monitronics International, Inc., 9.125%, 4/01/20	3,265,000	3,362,950
Service Corp. International, 7%, 6/15/17	1,610,000	1,758,925
Service Corp. International, 5.375%, 5/15/24	1,655,000	1,704,650

		$16,673,188
Containers - 2.9%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$324,000
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	431,000

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$2,980,000	$3,196,050
Ball Corp., 5%, 3/15/22	1,008,000	1,055,880
Ball Corp., 4%, 11/15/23	2,410,000	2,313,600
Berry Plastics Group, Inc., 9.75%, 1/15/21	690,000	770,213
Berry Plastics Group, Inc., 5.5%, 5/15/22	4,290,000	4,306,088
Crown American LLC, 4.5%, 1/15/23	5,755,000	5,654,288
Greif, Inc., 6.75%, 2/01/17	1,100,000	1,193,500
Greif, Inc., 7.75%, 8/01/19	980,000	1,122,100
Reynolds Group, 7.125%, 4/15/19	1,975,000	2,051,531
Reynolds Group, 9.875%, 8/15/19	735,000	798,394
Reynolds Group, 5.75%, 10/15/20	2,050,000	2,132,000
Reynolds Group, 8.25%, 2/15/21	3,965,000	4,262,375
Signode Industrial Group, 6.375%, 5/01/22 (n)	3,680,000	3,569,600

		$33,180,619
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$3,927,000	$4,280,430

Electrical Equipment - 0.3%
Anixter, Inc., 5.125%, 10/01/21	$3,180,000	$3,227,303

Electronics - 1.9%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,985,000	$3,765,825
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,180,000	1,079,700
Advanced Micro Devices, Inc., 7%, 7/01/24	925,000	811,688
Micron Technology, Inc., 5.875%, 2/15/22 (n)	2,630,000	2,761,500
Micron Technology, Inc., 5.5%, 2/01/25 (n)	1,765,000	1,787,063
Nokia Corp., 5.375%, 5/15/19	995,000	1,069,625
Nokia Corp., 6.625%, 5/15/39	1,015,000	1,098,738
NXP B.V., 5.75%, 2/15/21 (n)	1,645,000	1,735,475
NXP B.V., 5.75%, 3/15/23 (n)	2,610,000	2,760,075
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	3,320,000	3,473,550
Sensata Technologies B.V., 5.625%, 11/01/24 (z)	1,720,000	1,815,675

		$22,158,914
Energy - Independent - 7.9%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$1,525,000	$1,319,125
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	1,750,000	1,531,250
Antero Resources Finance Corp., 6%, 12/01/20	3,040,000	3,161,600
Antero Resources Finance Corp., 5.375%, 11/01/21	2,220,000	2,253,300
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)	3,240,000	3,489,075
Baytex Energy Corp., 5.125%, 6/01/21 (n)	1,340,000	1,306,500
Baytex Energy Corp., 5.625%, 6/01/24 (n)	3,385,000	3,266,525
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,075,000	1,096,500
BreitBurn Energy Partners LP, 7.875%, 4/15/22	4,755,000	4,561,828
Chaparral Energy, Inc., 7.625%, 11/15/22	2,980,000	2,905,500
Chesapeake Energy Corp., 5.75%, 3/15/23	2,105,000	2,304,975
Concho Resources, Inc., 6.5%, 1/15/22	2,440,000	2,635,200
Concho Resources, Inc., 5.5%, 4/01/23	3,565,000	3,769,988
Denbury Resources, Inc., 4.625%, 7/15/23	1,867,000	1,724,641
EP Energy LLC, 6.875%, 5/01/19	1,205,000	1,253,200
EP Energy LLC, 9.375%, 5/01/20	4,795,000	5,238,538
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,327,750
Halcon Resources Corp., 8.875%, 5/15/21	4,250,000	3,485,000
Harvest Operations Corp., 6.875%, 10/01/17	2,170,000	2,213,400

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Hilcorp Energy I LP/Hilcorp Finance Co., 5%, 12/01/24 (z)	$400,000	$384,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,670,000	1,753,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	740,000	741,850
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	3,614,000	3,541,720
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	1,715,000	1,569,225
MEG Energy Corp., 6.5%, 3/15/21 (n)	2,510,000	2,484,900
MEG Energy Corp., 7%, 3/31/24 (n)	3,470,000	3,487,350
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	2,257,000	2,144,150
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,555,000	4,737,200
Range Resources Corp., 5%, 8/15/22	3,675,000	3,854,156
Rosetta Resources, Inc., 5.625%, 5/01/21	1,760,000	1,707,200
RSP Permian, Inc., 6.625%, 10/01/22 (n)	1,925,000	1,919,803
Sanchez Energy Corp., 6.125%, 1/15/23 (n)	3,890,000	3,705,225
SandRidge Energy, Inc., 8.125%, 10/15/22	2,105,000	1,905,025
SM Energy Co., 6.5%, 11/15/21	3,955,000	4,103,313

		$90,882,512
Entertainment - 1.9%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$3,680,000	$3,983,600
Cedar Fair LP, 5.25%, 3/15/21	3,555,000	3,572,775
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,420,000	1,420,000
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,445,000
Cinemark USA, Inc., 4.875%, 6/01/23	2,060,000	2,029,100
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	4,310,000	4,579,375
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,490,000	3,507,450

		$21,537,300
Financial Institutions - 4.6%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)	$1,830,000	$1,903,200
Aircastle Ltd., 4.625%, 12/15/18	2,840,000	2,882,600
Aircastle Ltd., 5.125%, 3/15/21	1,415,000	1,432,688
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,142,121
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,935,000	2,205,900
CIT Group, Inc., 5.25%, 3/15/18	2,875,000	3,033,125
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,276,000	4,682,220
CIT Group, Inc., 5.5%, 2/15/19 (n)	4,287,000	4,573,693
CIT Group, Inc., 5%, 8/15/22	2,605,000	2,725,481
Icahn Enterprises LP, 6%, 8/01/20	3,910,000	4,105,500
Icahn Enterprises LP, 5.875%, 2/01/22	3,930,000	4,038,075
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,175,600
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	3,815,000	3,757,775
SLM Corp., 4.875%, 6/17/19	788,000	799,820
SLM Corp., 8%, 3/25/20	5,800,000	6,655,500
SLM Corp., 7.25%, 1/25/22	3,130,000	3,497,775
SLM Corp., 6.125%, 3/25/24	1,685,000	1,739,779

		$53,350,852
Food & Beverages - 1.4%
B&G Foods, Inc., 4.625%, 6/01/21	$2,835,000	$2,785,388
Constellation Brands, Inc., 3.75%, 5/01/21	430,000	430,538
Constellation Brands, Inc., 4.25%, 5/01/23	3,255,000	3,271,275
Darling Ingredients, Inc., 5.375%, 1/15/22	3,345,000	3,353,363
H.J. Heinz Co., 4.25%, 10/15/20	3,065,000	3,095,037
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	3,410,000	3,614,600

		$16,550,201

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$2,680,000	$2,090,400
Tembec Industries, Inc., 9%, 12/15/19 (n)	2,290,000	2,318,625

		$4,409,025
Gaming & Lodging - 2.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$3,500,000	$3,762,500
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,450,000	1,290,500
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	3,515,000	3,532,575
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	4,615,000	4,863,056
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,110,000	1,187,700
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	2,345,000	2,403,625
MGM Resorts International, 6.625%, 12/15/21	3,865,000	4,232,175
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	2,130,000	2,263,125
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	3,620,000	3,601,900
Wynn Las Vegas LLC, 7.75%, 8/15/20	3,085,000	3,316,375

		$30,453,531
Industrial - 1.1%
Dematic S.A., 7.75%, 12/15/20 (n)	$4,995,000	$5,319,675
Howard Hughes Corp., 6.875%, 10/01/21 (n)	3,755,000	3,970,913
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	2,675,000	2,895,688

		$12,186,276
International Market Quasi-Sovereign - 0.1%
Eksportfinans A.S.A., 5.5%, 5/25/16	$170,000	$178,288
Eksportfinans A.S.A., 5.5%, 6/26/17	621,000	662,259

		$840,547
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$4,160,000	$4,336,800
H&E Equipment Services Co., 7%, 9/01/22	3,855,000	4,115,213
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	3,210,000	3,234,075
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	2,245,000	2,211,325
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,890,000	2,060,100
United Rentals North America, Inc., 7.625%, 4/15/22	3,238,000	3,610,370

		$19,567,883
Major Banks - 1.2%
Bank of America Corp., FRN, 5.2%, 12/31/49	$4,900,000	$4,544,750
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	4,680,000	4,639,050
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	2,800,000	3,293,500
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	905,000	1,027,175

		$13,504,475
Medical & Health Technology & Services - 5.0%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$700,000	$731,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	6,260,000	6,745,150
Davita, Inc., 6.625%, 11/01/20	4,110,000	4,300,088
Davita, Inc., 5.125%, 7/15/24	2,555,000	2,606,100
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,640,000	1,756,850
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,375,000	1,498,750
HCA, Inc., 4.25%, 10/15/19	4,075,000	4,141,219
HCA, Inc., 7.5%, 2/15/22	5,140,000	5,968,825
HCA, Inc., 5.875%, 3/15/22	4,575,000	5,021,063
HCA, Inc., 5%, 3/15/24	2,340,000	2,413,148
HealthSouth Corp., 8.125%, 2/15/20	4,780,000	5,030,950

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
LifePoint Hospitals, Inc., 5.5%, 12/01/21	$5,165,000	$5,410,338
Tenet Healthcare Corp., 8%, 8/01/20	4,790,000	5,101,350
Tenet Healthcare Corp., 4.5%, 4/01/21	4,100,000	4,110,250
Universal Health Services, Inc., 7.625%, 8/15/20	2,750,000	2,564,650

		$57,400,231
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 8/01/20	$1,885,000	$2,016,950
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,430,000	1,540,825
Teleflex, Inc., 6.875%, 6/01/19	2,550,000	2,734,875
Teleflex, Inc., 5.25%, 6/15/24 (n)	2,155,000	2,187,325

		$8,479,975
Metals & Mining - 4.4%
ArcelorMittal S.A., 6.75%, 2/25/22	$965,000	$1,071,247
ArcelorMittal S.A., 7.25%, 3/01/41	1,640,000	1,693,300
Arch Coal, Inc., 8%, 1/15/19 (n)	1,695,000	1,101,750
Arch Coal, Inc., 7.25%, 10/01/20	1,195,000	573,600
Century Aluminum Co., 7.5%, 6/01/21 (n)	3,675,000	3,913,875
Commercial Metals Co., 4.875%, 5/15/23	2,493,000	2,430,675
Consol Energy, Inc., 6.375%, 3/01/21	1,235,000	1,278,225
Consol Energy, Inc., 5.875%, 4/15/22 (n)	2,990,000	3,034,850
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (z)	2,765,000	2,799,563
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	5,492,000	5,464,540
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,505,000	1,467,375
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	4,795,000	4,974,813
GrafTech International Co., 6.375%, 11/15/20	3,450,000	3,217,470
Lundin Mining Corp., 7.5%, 11/01/20 (n)	1,850,000	1,928,625
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,850,000	1,924,000
Molycorp, Inc., 10%, 6/01/20	955,000	682,825
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	1,725,000	1,785,375
Steel Dynamics, Inc., 5.25%, 4/15/23	1,530,000	1,606,500
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	1,725,000	1,824,188
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,150,000	1,201,750
Suncoke Energy, Inc., 7.625%, 8/01/19	2,570,000	2,697,986
TMS International Corp., 7.625%, 10/15/21 (n)	2,400,000	2,508,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,615,000	1,401,013
Walter Energy, Inc., 8.5%, 4/15/21	1,885,000	490,100

		$51,071,645
Midstream - 5.3%
Access Midstream Partners Co., 5.875%, 4/15/21	$1,020,000	$1,078,650
Access Midstream Partners Co., 4.875%, 5/15/23	2,545,000	2,659,525
AmeriGas Finance LLC, 6.75%, 5/20/20	5,060,000	5,388,900
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	860,000	857,850
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	3,225,000	3,345,938
Crestwood Midstream Partners LP, 6%, 12/15/20	3,600,000	3,645,000
Crestwood Midstream Partners LP, 6.125%, 3/01/22	1,970,000	1,989,700
El Paso Corp., 7.75%, 1/15/32	6,530,000	8,162,500
Energy Transfer Equity LP, 7.5%, 10/15/20	4,405,000	5,065,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	1,085,000	1,093,138
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	4,960,000	4,997,200
MarkWest Energy Partners LP, 5.5%, 2/15/23	3,370,000	3,589,050
MarkWest Energy Partners LP, 4.5%, 7/15/23	2,429,000	2,489,725
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,720,000	2,849,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	$5,800,000	$6,003,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)	1,705,000	1,762,544
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,316,475
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	2,185,000	2,185,000
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,105,000	2,136,575

		$61,615,720
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/21	$2,770,000	$3,033,150
Centurylink, Inc., 6.75%, 12/01/23	940,000	1,043,400
Centurylink, Inc., 7.65%, 3/15/42	2,830,000	2,822,925
Citizens Communications Co., 9%, 8/15/31	3,390,000	3,678,150
Frontier Communications Corp., 8.125%, 10/01/18	870,000	987,885
Telecom Italia Capital, 6%, 9/30/34	1,180,000	1,162,300
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	2,780,000	2,814,750
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,900,000	2,099,500
TW Telecom Holdings, Inc., 5.375%, 10/01/22	950,000	1,049,750
Windstream Corp., 7.75%, 10/15/20	2,345,000	2,497,425

		$21,189,235
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/22	$4,003,000	$4,163,120
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,145,000	3,707,184
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,595,000	2,685,825
Unit Corp., 6.625%, 5/15/21	3,765,000	3,755,588

		$14,311,717
Oils - 0.2%
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	$2,470,000	$2,513,225

Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	2,973,000	$4,043,280

Pharmaceuticals - 1.9%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$4,720,000	$5,038,600
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	3,215,000	3,367,713
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	2,045,000	2,213,713
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,100,000	6,389,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,500,000	3,692,500
Vantage Point Imaging, 7.5%, 7/15/21 (n)	1,560,000	1,669,200

		$22,371,476
Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$3,770,000	$3,694,600
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	4,295,000	4,252,050

		$7,946,650
Printing & Publishing - 1.0%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$328,552
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,464,525
Gannett Co., Inc., 4.875%, 9/15/21 (n)	980,000	987,350
Gannett Co., Inc., 6.375%, 10/15/23	2,900,000	3,117,500
Lamar Media Corp., 5%, 5/01/23	2,255,000	2,255,282
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,915,000	2,958,725

		$11,111,934

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.3%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$2,845,000	$2,887,675

Real Estate - Healthcare - 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$4,080,000	$4,202,400
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,275,000	2,434,250
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,400,000	3,612,500

		$10,249,150
Real Estate - Other - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$2,585,000	$2,643,163
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	5,250,000	5,460,000
ERP Properties, REIT, 7.75%, 7/15/20	1,805,000	2,180,348
ERP Properties, REIT, 5.75%, 8/15/22	805,000	885,353
Felcor Lodging LP, REIT, 5.625%, 3/01/23	3,460,000	3,451,350

		$14,620,214
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,315,000	$4,433,663
Bon Ton Stores, Inc., 8%, 6/15/21	2,380,000	2,070,600
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,580,000	2,373,600
Limited Brands, Inc., 7%, 5/01/20	1,295,000	1,469,825
Limited Brands, Inc., 6.95%, 3/01/33	720,000	748,800
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	1,745,000	1,861,367
Rite Aid Corp., 9.25%, 3/15/20	2,285,000	2,524,468
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	2,120,000	2,273,700

		$17,756,023
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$3,020,000	$3,012,450

Specialty Stores - 0.7%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$4,510,000	$4,464,900
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)	1,180,000	1,222,775
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,350,000	2,379,375

		$8,067,050
Telecommunications - Wireless - 4.3%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,166,550
Crown Castle International Corp., 5.25%, 1/15/23	3,485,000	3,567,769
Digicel Group Ltd., 8.25%, 9/01/17 (n)	2,420,000	2,477,475
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,243,550
Digicel Group Ltd., 6%, 4/15/21 (n)	1,225,000	1,237,250
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,739,655
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,396,900
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,588,525
Sprint Corp., 7.875%, 9/15/23 (n)	3,340,000	3,615,550
Sprint Corp., 7.125%, 6/15/24 (n)	5,405,000	5,553,638
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	2,052,556
Sprint Nextel Corp., 6%, 11/15/22	3,210,000	3,201,975
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	492,219
T-Mobile USA, Inc., 6.5%, 1/15/24	1,440,000	1,508,400
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,527,263
T-Mobile USA, Inc., 6.25%, 4/01/21	5,495,000	5,735,406
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	1,991,588
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,140,000	3,069,350

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	$4,510,000	$4,408,525

		$49,574,144
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$965,000	$1,010,838
Frontier Communications Corp., 6.25%, 9/15/21	1,090,000	1,126,106
Level 3 Financing, Inc., 8.625%, 7/15/20	1,320,000	1,452,000

		$3,588,944
Transportation - Services - 1.9%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$3,525,000	$3,533,813
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	4,025,000	4,316,813
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	1,143,000	1,151,573
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	1,212,000	1,233,210
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,405,000	3,422,025
Stena AB, 7%, 2/01/24 (n)	5,125,000	5,112,188
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	2,140,000	2,091,850
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	825,300

		$21,686,772
Utilities - Electric Power - 1.7%
AES Corp., 7.375%, 7/01/21	$2,030,000	$2,316,102
Calpine Corp., 5.375%, 1/15/23	1,760,000	1,777,600
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,568,850
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,262,025
NRG Energy, Inc., 8.25%, 9/01/20	4,025,000	4,352,031
NRG Energy, Inc., 6.25%, 7/15/22	1,440,000	1,504,800
NRG Energy, Inc., 6.625%, 3/15/23	3,315,000	3,497,325

		$19,278,733
Total Bonds		$1,049,833,829

Floating Rate Loans (g)(r) - 4.3%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$2,281,939	$2,242,719

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$3,282,274	$3,201,858
HD Supply, Term Loan B, 4%, 6/28/18	1,796,357	1,779,890

		$4,981,748
Business Services - 0.0%
Fleetcor Technologies, Term Loan B, 9/24/21 (o)	$388,341	$387,856

Cable TV - 0.2%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$1,807,854	$1,785,901

Conglomerates - 0.4%
Entegris, Inc., Term Loan, 3.5%, 2/21/21	$2,837,231	$2,737,928
Silver II U.S. Holdings LLC, Term Loan B, 4%, 12/13/19	2,146,561	2,094,910

		$4,832,838
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,166,747	$2,140,205

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$1,677,963	$1,647,899

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,020,148	$3,008,822

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,418,762	$1,392,160

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,073,015	$1,067,202

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B, 3.5%, 2/15/20	$694,128	$689,211

Gaming & Lodging - 0.3%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$2,971,252	$2,939,682

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 4.25%, 1/27/21	$548,076	$548,419
Davita Healthcare, Term Loan B, 3.5%, 5/29/21	1,174,930	1,162,341

		$1,710,760
Metals & Mining - 0.2%
Fortescue Metals Group Ltd., Term Loan B, 3.75%, 6/30/19	$2,200,439	$2,144,643

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,111,557	$2,067,567

Retailers - 0.3%
Dollar Tree Bridge Loan, 6.25%,8/08/15	$2,430,000	$2,430,000
Rite Aid Corp., Term Loan, 4.87%, 6/07/21	937,940	937,061

		$3,367,061
Specialty Stores - 0.2%
Mens Wearhouse, Inc., Term Loan B, 4.5%, 3/11/21	$2,408,712	$2,398,928

Supermarkets - 0.2%
Albertsons/Safeway, Term Loan B, 4.5%, 7/25/21	$1,967,575	$1,966,481

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 1/31/22 (o)	$2,907,141	$2,915,319

Transportation - Services - 0.3%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$3,080,148	$3,074,372

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 5/07/20	$2,613,085	$2,533,878
Total Floating Rate Loans		$49,295,252

Common Stocks - 0.5%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$235,655

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.5%
iShares iBoxx High Yield Corp. Bond ETF	55,600	$5,144,668
Total Common Stocks		$5,380,323

Convertible Bonds - 0.0%
Network & Telecom - 0.0%
Nortel Networks Corp., 2.125%, 4/15/15 (d)	$582,000	$569,633

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	43,878,342	$43,878,342
Total Investments		$1,148,957,379

Other Assets, Less Liabilities - 0.5%		5,765,151
Net Assets - 100.0%		$1,154,722,530

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $394,628,337, representing 34.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	$341,988	$328,552
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	09/04/14	2,318,000	2,270,945
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19	10/31/14	2,770,813	2,799,563
Hilcorp Energy I LP/Hilcorp Finance Co., 5%, 12/01/24	10/16/14	382,539	384,000
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	10/21/14	1,741,170	1,785,375
Sensata Technologies B.V., 5.625%, 11/01/24	10/07/14-10/16/14	1,727,517	1,815,675
Unitymedia KabelBW GmbH, 6.125%, 1/15/25	10/07/14	2,360,000	2,463,250
Total Restricted Securities			$11,847,360
% of Net assets			1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

12

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/14

Forward Foreign Currency Exchange Contracts at 10/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	3,797,329	1/09/15	$4,798,095	$4,760,737	$37,358

Liability Derivatives
BUY	EUR	Citibank N.A.	373,649	1/09/15	$472,547	$468,446	$(4,101)
BUY	EUR	UBS AG	1,262,960	1/09/15	1,598,011	1,583,382	(14,629)

							$(18,730)

Futures Contracts at 10/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,498,703	December - 2014	$(67,896)

At October 31, 2014, the fund had cash collateral of $109,200 cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,380,323	$—	$—	$5,380,323
Non-U.S. Sovereign Debt	—	840,547	—	840,547
U.S. Corporate Bonds	—	849,475,134	—	849,475,134
Foreign Bonds	—	200,087,781	—	200,087,781
Floating Rate Loans	—	49,295,252	—	49,295,252
Mutual Funds	43,878,342	—	—	43,878,342
Total Investments	$49,258,665	$1,099,698,714	$—	$1,148,957,379

Other Financial Instruments
Futures Contracts	$(67,896)	$—	$—	$(67,896)
Forward Foreign Currency Exchange Contracts	—	18,628	—	18,628

14

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,134,526,116
Gross unrealized appreciation	28,318,898
Gross unrealized depreciation	(13,887,635)
Net unrealized appreciation (depreciation)	$14,431,263

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,978,615	272,600,662	(238,700,935)	43,878,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,259	$43,878,342

15

QUARTERLY REPORT

October 31, 2014

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Alabama - 1.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,940,983
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 9/01/28	4,010,000	4,019,624
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,529,584
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,216,693
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,088,970
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,811,173
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,535,726
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	65,000	41,002
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	482,831
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	552,288
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	540,124
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	957,911
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	390,000	402,012
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	911,978
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,264,538
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,336,590
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,532,992
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,253,153
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,783,610
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,840,868
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	1,635,000	1,870,669

		$38,913,319
Alaska - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$3,315,000	$3,660,058

Arizona - 1.8%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,316,856
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,114,670
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	5,245,341
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, FRN, 0.45%, 6/01/34 (Put Date 11/17/15)	1,245,000	1,245,125
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	2,275,847
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	833,676
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,589,565
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	6,355,000	6,662,137
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	3,970,000	4,052,060
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	2,231,104
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,594,271
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	5,430,000	5,463,177
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	4,755,000	5,182,094
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	2,670,000	3,059,553
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,812,869
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,377,574

		$50,055,919
California - 10.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,620,960
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,240,840
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,455,000	1,455,655
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,194,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	$2,095,000	$1,164,129
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	2,208,634
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	900,000	992,601
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,836,659
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,617,285
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,207,649
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	2,560,000	2,588,006
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,301,634
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	13,118,902
California Housing Finance Agency Rev., “A”, 4.75%, 8/01/21	1,375,000	1,381,256
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,592,734
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,996,459
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,160,120
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,656,214
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	1,035,585
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,763,935
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	7,865,000	8,362,855
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	3,070,289
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	3,380,000	4,014,561
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	12,500,961
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/24	425,000	425,234
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/34	575,000	575,288
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	545,000	545,311
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	620,000	620,310
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/24	450,000	461,709
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	430,000	444,702
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,368,722
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,035,000	1,158,217
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	540,000	579,582
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,473,834
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,345,000	2,350,042
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,575,000	1,753,794
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	822,455
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	685,000	714,818
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	375,000	394,365
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/34	1,000,000	1,138,120
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/44	2,400,000	2,664,936
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,540,000	1,578,993
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,040,000	1,065,043
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	2,650,000	2,658,957
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,663,844
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	658,577
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,316,781
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,067,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	$1,000,000	$1,075,400
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,349,800
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,045,660
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	5,965,000	6,153,792
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	7,630,000	7,800,073
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	100,980	1,010
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,730,000	2,729,809
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,314,633
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,553,611
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,159,089
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,444,981
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	10,779,619
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,030,000	2,082,597
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/45	6,065,000	6,208,680
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	1,185,000	1,297,125
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,103,101
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/29	1,480,000	1,716,859
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/31	1,675,000	1,927,640
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	1,745,000	1,922,397
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/39	1,000,000	1,100,140
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/44	1,500,000	1,643,745
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	1,535,000	1,672,904
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	455,000	485,858
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	2,241,900
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	555,000	607,131
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	330,000	369,280
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	290,000	295,484
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	730,000	741,249
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/29	1,000,000	1,135,230
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/30	1,000,000	1,148,820
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/31	1,660,000	1,902,526
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	597,172
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	5,970,000	7,010,750
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	645,000	336,864
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,551,512
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,243,865
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	2,070,000	1,297,600
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,304,393
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,407,037
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,358,419
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/25	865,000	1,028,632
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/26	905,000	1,063,520
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/27	1,225,000	1,431,658
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	635,000	738,041
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation , AGM, 5%, 9/01/30	505,000	587,088
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	7,249,380
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,095,000	3,134,740
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, FRN, 1.875%, 4/01/47 (Put Date 4/01/19)	2,505,000	2,551,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	$225,000	$244,503
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,677,992
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,236,152
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	885,000	1,019,423
San Jose, CA, Airport Rev., “C”, 5%, 3/01/31	440,000	504,913
State of California, 5%, 5/01/44	19,790,000	22,408,217
State of California (Veterans), 5.05%, 12/01/36	600,000	613,056
State of California, General Obligation, “A”, FRN, 0.73%, 5/01/33 (Put Date 5/01/15)	10,330,000	10,331,550
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	691,518
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	702,324
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	2,065,154
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	6,035,000	6,724,197
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	779,178

		$292,485,412
Colorado - 3.6%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$2,011,360
Central Platte Valley, CO, General Obligation, 5%, 12/01/43	1,250,000	1,270,925
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	344,269
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	560,000	608,989
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	426,379
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	445,077
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	540,000	511,925
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	529,563
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	350,000	386,120
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	350,000	382,816
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	825,000	927,028
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	2,975,000	3,517,194
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,355,000	1,365,393
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,727,406
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	2,650,000	2,705,677
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	4,295,000	4,537,066
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	931,029
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	700,000	772,352
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,263,471
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/34	6,530,000	7,488,669
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	618,916
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,609,491
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	13,881,187
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	4,889,248
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	560,000	607,118
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	871,869
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,641,747
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	700,000	772,884
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	5,014,492
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	5,275,000	6,676,779
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,913,830
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,651,000	5,690,387
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	2,396,000	619,486
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	415,861
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	844,089

		$99,220,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Connecticut - 0.1%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	$2,925,000	$3,218,202

Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	$1,170,000	$1,226,183

District of Columbia - 0.8%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,251,246
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	420,000	488,935
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,577,173
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	5,222,050
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	8,820,000	9,062,991
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	1,100,000	1,107,810
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	891,151
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/53	2,920,000	3,053,999

		$22,655,355
Florida - 7.5%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,273,114
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	2,955,000	3,223,994
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	2,137,844
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,507,413
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,388,620
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,185,690
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 5/01/36 (a)(d)	635,000	381,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	295,000	295,699
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project), “B”, 5.1%, 5/01/14 (a)(d)	165,000	99,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 5/01/36 (a)(d)	350,000	210,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	1,295,000	1,295,220
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	1,143,574
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	625,000	626,975
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	690,000	697,749
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	320,000	325,693
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	490,000	500,584
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,227,542
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,520,000	2,551,172
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	915,732
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 8/15/23	2,905,000	2,905,552
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 8/15/32	5,810,000	5,811,046
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	3,200,000	3,520,928
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,518,191
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	120,000	120,166
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	434,000
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/29	1,000,000	1,155,740
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,535,408
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	10,005,209
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	660,000	763,600
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,748,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	$1,950,000	$1,951,034
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	3,949,569
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/44	5,000,000	4,850,250
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,575,000	2,592,433
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,490,000	5,639,328
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	11,132,640
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,795,201
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	4,700,000	5,534,485
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 5/01/09 (a)(d)	640,000	288,000
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	1,600,000	1,837,648
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,330,000	1,009,989
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,675,000	1,699,187
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/21	1,115,000	1,117,029
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29	2,151,500	2,155,416
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 11/15/29 (Prerefunded 11/15/14)	338,500	339,116
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 8/01/46	7,250,000	8,319,883
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	2,895,000	2,993,922
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	345,000	380,259
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/43	2,000,000	2,186,140
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/34	300,000	365,181
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	8,365,000	10,102,996
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	510,000	449,993
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,220,000	1,329,995
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	750,000	789,735
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,065,000	1,121,424
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	830,000	883,228
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	1,060,142
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	2,300,000	1,196,000
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	4,500,000	4,513,815
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/31	1,000,000	1,110,230
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,309,572
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	910,000	920,629
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	331,150
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/13 (a)(d)	1,000,000	370,000
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,585,000	1,584,192
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,228,255
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,625,000	1,135,024
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	245,000	250,995
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	5,981,113
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	3,240,000	3,248,392
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	395,111
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,847,800
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,569,773
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,736,387
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,955,386
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,304,087
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	1,715,000	1,926,031
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	1,590,000	1,451,400
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,357,684
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,366,995
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	545,000	343,350
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	1,640,000	1,642,706
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	173,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	$145,000	$159,757
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	315,000	343,693
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	1,011,885
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	1,810,000	1,823,285
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,905,000	1,910,201
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,848,046
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	339,700
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	260,000	259,665
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	1,000,000	1,005,110
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/35	500,000	502,585

		$203,832,950
Georgia - 1.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,149,528
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,144,895
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,520,242
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	1,515,000	1,532,013
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,895,000	3,545,507
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	1,375,000	1,500,675
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	5,084,570
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	1,290,000	1,333,757
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,871,943
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	203,537
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,630,000	1,782,372
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,704,439
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,653,979
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,469,427
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,575,558
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,230,000	1,246,740
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	1,052,167
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,942,869

		$49,314,218
Guam - 0.2%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$3,055,000	$3,414,299
Guam Government, “A”, 7%, 11/15/39	1,115,000	1,287,914
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	272,649

		$4,974,862
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$1,005,000	$1,234,854
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,190,000	1,462,201
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	12,297,134

		$14,994,189
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,138,614
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,084,638

		$4,223,252
Illinois - 5.1%
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	$675,000	$754,596
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	373,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	$1,350,000	$1,500,579
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,437,953
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	540,000	608,828
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	950,566
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,333,320
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/34	700,000	716,870
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/45	1,800,000	1,816,848
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/27	4,150,000	4,675,390
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,867,768
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,664,160
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,692,437
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	8,015,000	8,215,936
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,518,063
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	4,630,000	4,637,362
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	3,770,000	4,241,062
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	3,203,113
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,751,002
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	3,025,000	3,679,519
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,555,000	3,080,972
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,000,000	4,570,520
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,865,000	4,850,575
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,509,794
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 5/15/25	2,620,000	2,939,561
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,602,954
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	1,500,000	1,727,985
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44	2,545,000	2,933,596
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,185,000	1,199,339
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,210,672
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	106
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)(d)	453,000	45
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,231,363
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	5,785,000	6,916,604
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	560,000	657,518
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,364,025
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	14,375,000	16,780,369
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,904,209
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/37	7,500,000	8,441,250
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	3,052,000	3,118,534
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,154,725
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,337,138

		$138,170,975
Indiana - 2.3%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,260,190
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	1,960,000	2,169,034
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	3,005,000	3,256,639
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,945,148
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,242,568
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,253,235
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,693,577
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	3,260,000	3,454,720
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	1,640,000	1,764,902
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,000,000	2,051,200
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,584,497
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,345,000	1,362,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	$1,430,000	$1,493,778
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,760,000	5,513,889
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,567,528
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,445,000	1,684,465
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	4,970,700
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	12,396,195

		$63,664,925
Iowa - 1.1%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,220,500
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	800,000	924,496
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	1,480,000	1,702,577
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	715,000	818,811
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,556,283
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	2,910,000	3,081,399
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	2,910,000	3,149,842
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,602,920
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,582,275
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,395,000	1,496,975
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,400,000	1,501,010
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	165,000	177,024
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,825,000	3,022,552
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	3,848,277
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,460,538

		$31,145,479
Kansas - 0.9%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,806,128
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,208,356
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	1,555,000	1,765,423
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	2,325,000	2,350,040
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	361,000	361,957
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,815,561
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	90,000	93,964
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	325,000	330,437
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 6/01/36	335,000	353,036
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	490,000	529,935
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	125,000	130,704
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,510,487
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	635,000	630,714
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	3,210,000	2,247,482
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	1,740,000	1,947,599

		$23,081,823
Kentucky - 1.4%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,222,207
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,159,756
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,350,798
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,443,850
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,210,125
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	915,628
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	814,611
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	6,255,000	7,216,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	$1,955,000	$2,251,652
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,419,679
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,873,203
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	2,013,018
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,689,935
University of Kentucky, General Receipts, “A”, 5%, 4/01/37	2,715,000	3,133,001

		$36,713,669
Louisiana - 1.5%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39	$1,500,000	$1,676,040
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,612,896
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,218,320
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 7/01/17 (a)(d)	2,862,000	1,001,700
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	4,800,000	5,385,408
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,539,502
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,733,320
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	1,530,000	1,551,711
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	1,255,000	1,266,571
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	6,995,000	7,191,420
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	5,470,000	5,991,455
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	2,050,000	2,348,070

		$40,516,413
Maine - 0.6%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$3,985,000	$4,207,283
State of Maine, “B”, 5%, 6/01/21	9,675,000	11,732,776

		$15,940,059
Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,422,089
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	5,072,146
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,794,532
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	967,385
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,606,408
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 5/01/35	450,000	462,794
State of Maryland, “B”, 4%, 8/01/27	5,080,000	5,639,410
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	2,600,000	2,678,702

		$21,643,466
Massachusetts - 3.1%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,957,939
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	835,000	731,151
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,844,114
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/44	3,000,000	3,291,090
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	705,410
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	218,601	169,768
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/46	525,000	407,416
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	44,255
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	1,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	$1,350,000	$1,466,262
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,269,675
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	507,753
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,139,160
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,648,777
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	12,097,353
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	685,000	825,802
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,315,000	2,491,704
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	279,463
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,175,000	2,277,986
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,265,000	2,371,500
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	29,182,250
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	3,290,000	3,293,619
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	875,000	936,968
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,265,000	1,351,210
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,210,780
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	369,379

		$84,872,181
Michigan - 2.8%
Detroit, MI, (Financial Recovery Bonds), FRN, 3.5%, 10/07/16	$9,550,000	$9,550,000
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	9,635,000	10,330,069
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,649,941
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,683,982
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,695,000	1,805,158
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	1,020,000	1,067,012
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	155,000	161,704
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/41	2,055,000	2,176,594
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	1,015,000	1,120,824
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	495,000	547,886
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	750,000	741,578
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	3,050,000	3,061,590
Michigan Finance Authority Rev. (City of Detroit), 2.85%, 8/20/15	1,525,000	1,534,806
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	2,375,000	2,499,759
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	1,365,000	1,414,072
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	2,280,000	2,470,517
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	4,405,000	4,899,021
Michigan Strategic Fund (Waste Management, Inc.), FRN, 1.5%, 8/01/27 (Put Date 8/01/17)	4,505,000	4,538,833
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,235,945
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	6,055,000	6,660,500
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	6,945,000	8,876,613
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	2,215,000	2,433,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	750,000	841,395
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	575,000	622,765
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,240,000	1,332,355

		$77,256,628
Minnesota - 0.2%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$1,007,480
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	737,787
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	1,260,000	1,434,724
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	264,020
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	1,250,000	1,311,200

		$4,755,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,355,000	$1,381,368
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	3,665,000	2,403,910

		$3,785,278
Missouri - 0.7%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,495,000	$923,150
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,740,525
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	509,752
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	3,190,000	3,429,091
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	795,000	845,745
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,986,089
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	510,000	534,608
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,405,000	1,552,328
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	735,000	735,198
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,471,290
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	4,390,000	4,574,161

		$18,301,937
Nebraska - 0.2%
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	$1,425,000	$1,499,072
Nebraska Investment Finance Authority, Housing Rev., “A”, 4%, 9/01/44	2,465,000	2,715,148

		$4,214,220
New Hampshire - 1.2%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,610,355
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	815,000	882,914
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	985,000	984,970
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,770,000
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,920,916

		$33,169,155
New Jersey - 5.5%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,505,350
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	445,000	493,336
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	690,000	763,119
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	445,000	490,986
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	445,000	489,429
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5.25%, 11/01/44	2,000,000	2,126,240
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	915,000	915,421
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,570,000	1,595,622
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 1/01/15	505,000	507,065
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	223,072
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,856,070
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	5,850,000	7,112,547
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	2,145,000	2,306,347
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	850,000	863,048
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	1,695,000	1,731,951
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	2,735,000	2,783,847
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	379,129
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	363,974
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,076,615
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	1,060,000	1,150,619

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	$530,000	$573,195
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	10,375,000	10,973,845
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	5,870,000	6,306,200
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	5,770,000	6,131,260
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	1,820,000	1,986,530
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	2,655,000	2,902,181
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,280,000	5,484,906
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	2,335,000	2,649,431
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,879,360
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	18,783,293
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	23,341,442
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	25,848,284
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,790,000	7,277,101
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	94,708

		$150,965,523
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$13,255,318
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	200,000	206,578
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,563,473
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, FRN, 5%, 11/01/39 (Put Date 8/01/19)	8,250,000	9,491,790

		$24,517,159
New York - 6.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,566,177
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,941,407
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	4,100,751
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	2,655,000	2,603,573
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,078,665
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	600,000	600,744
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,528,977
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,728,647
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	22,535,000	26,712,313
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,868,881
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,141,423
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/37	2,165,000	2,527,573
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	7,500,000	8,649,900
New York Liberty Development Corp. Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	3,360,000	3,378,379
New York Liberty Development Corp. Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	5,850,000	5,974,956
New York Liberty Development Corp. Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	3,970,000	4,274,658
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,428,780
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	8,320,000	9,682,483
New York, NY, “J-9”, FRN, 0.45%, 8/01/27	3,355,000	3,355,537
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	2,411,318	2,453,830
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	2,440,000	2,498,902
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	18,935,000	20,841,186
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,830,836
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 8/01/28	3,125,000	3,264,469
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	4,000,000	4,464,680
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,330,000	1,499,695
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “EE”, 5%, 6/15/47	5,000,000	5,580,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	$12,055,000	$12,413,877
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	533,038
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	528,860
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	3,110,000	3,131,428
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,999,670
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,898,721
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	2,780,000	3,300,833
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	6,470,000	6,797,706
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	175,000	185,057
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,412,754
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “A”, 0% to 3/15/20, 7.5% to 9/15/44	905,000	636,061
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “B”, 7%, 9/15/44	2,010,000	2,018,261
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	3,925,000	3,525,357

		$187,959,895
North Carolina - 0.4%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39 (u)	$10,075,000	$10,327,883
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	955,000	1,092,807

		$11,420,690
North Dakota - 0.0%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$1,050,000	$1,152,774

Ohio - 5.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$5,990,000	$6,464,947
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	10,000,000	8,331,500
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,712,644
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	4,485,000	3,550,730
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	15,065,000	11,901,199
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	25,000,000	21,434,500
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	9,596,543
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	6,045,622
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,498,206
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,155,000	1,355,820
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	800,000	801,192
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	405,000	417,138
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	7,730,000	8,561,980
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	2,870,000	3,187,135
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,462,121
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,560,817
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	3,400,000	3,501,966
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	1,635,000	1,663,711
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	3,400,000	3,408,874
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	5,009,439
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 1/15/39 (Prerefunded 1/15/15)	5,390,000	5,459,854
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	3,975,000	4,320,269
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,509,781
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,501,759
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	3,725,000	3,863,458
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	435,000	500,137
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	475,979
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,375,000	2,388,918
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38	3,355,000	3,815,340

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	$8,150,000	$9,189,940

		$142,491,519
Oklahoma - 1.1%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,178,911
Grand River Dam Authority Rev., OK, “A”, 5%, 6/01/39	2,565,000	2,924,870
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,415,016
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	818,635
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,836,845
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,832,675
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,649,996
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	2,205,000	2,317,080
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	6,994,172

		$30,968,200
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$715,404
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	898,872
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,875,000	2,899,035
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	1,190,000	1,238,088
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	1,595,000	1,647,810
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,585,000	2,771,896
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,407,049

		$14,578,154
Pennsylvania - 4.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,480,640
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,168,330
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,198,389
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,918,877
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	641,123
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	808,800
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	506,195
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	1,735,000	1,868,526
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	330,000	345,157
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,957,204
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	1,035,000	1,115,026
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	2,495,000	2,673,617
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	981,617
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,774,640
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	905,000	991,681
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	7,060,000	7,701,260
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	770,000	844,320
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	582,140
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/34	250,000	285,518
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,900,160
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,380,000	1,557,910
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.053%, 8/01/18	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.688%, 8/01/18 (p)	150,000	188,676
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	325,000	337,851
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	180,000	186,120
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	3,845,000	4,265,412
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,890,000	1,890,699
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	5,500,000	5,501,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	$7,735,000	$8,472,532
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,165,000	1,345,587
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	4,455,000	4,652,357
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 9/01/24	2,145,000	2,146,737
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,166,655
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	800,000	811,992
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A” , FRN, 0.37%, 4/01/19 (Put Date 1/01/15)	1,415,000	1,415,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,742,908
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	2,525,000	2,625,621
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	804,047
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,727,171
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	5,500,000	6,215,275
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,112,989
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	2,023,457
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	511,463
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,920,668
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	6,103,841
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	1,145,000	1,250,935
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	921,434
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,800,678
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	1,975,000	2,179,116
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,226,696
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.125%, 1/01/43	2,430,000	2,686,025
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	3,000,000	3,311,880
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	750,000	769,433
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	3,000,000	3,052,410

		$122,168,225
Puerto Rico - 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$80,000	$83,353
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	345,000	358,759
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/30	5,670,000	5,670,113
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	740,000	758,152
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	555,000	522,000
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	2,345,000	2,179,724
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	175,000	180,546
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	145,000	150,754
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	65,000	65,922
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	70,000	68,891
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	280,000	260,851
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	155,000	156,500
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	260,000	264,181
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,705,000	1,576,989
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	4,310,431
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	499,470
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	314,784
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	165,000	152,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	$570,000	$549,258
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	645,000	613,137
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,090,000	969,206
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	840,000	716,722
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,335,376
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	419,538
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	203,419
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	5,570,000	4,330,842
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 8/01/47	14,305,000	1,653,801

		$28,365,326
South Carolina - 1.1%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,410,000	$1,415,584
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,396,394
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,402,952
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,311,828	1,265,193
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	2,155,439	1,932,351
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	33,334
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	30,616
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	805,000	812,994
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,021,291
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/49	15,000,000	16,495,950
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	130,036

		$28,936,695
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$2,405,000	$2,732,946
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	1,455,000	1,614,453

		$4,347,399
Tennessee - 2.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$2,270,000	$2,549,619
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,441,350
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	2,200,000	2,206,556
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	3,048,570
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	1,700,000	1,926,525
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/31	2,735,000	3,214,610
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	11,384,900
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	11,384,900
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/34	500,000	510,500
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/44	1,000,000	1,020,750
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	2,265,000	2,289,643
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,775,610
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	2,105,000	2,445,694

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	$3,625,000	$4,240,271
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,105,000	2,331,519

		$67,771,017
Texas - 10.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$893,807
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	881,178
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	4,640,000	4,871,026
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	4,650,000	930
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 7/01/42	4,500,000	4,530,375
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	1,950,000	2,073,474
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,455,000	9,439,247
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,738,555
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,822,150
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	1,002,009
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	778,351
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	2,385,000	2,557,769
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,181,502
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.25%, 12/01/34	3,520,000	3,501,098
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,666,970
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.5%, 12/01/44	6,500,000	6,463,665
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,923,155
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.6%, 12/01/49	8,000,000	7,930,880
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,768,851
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	4,370,000	4,797,823
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	9,175,000	9,962,399
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,382,844
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	1,860,000	1,945,579
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	3,260,000	3,431,085
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	4,640,000	4,735,909
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7,468
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,678,662
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	11,394,004
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 11/15/25	6,780,000	6,785,085
Harris County, TX, 5.625%, 5/01/20	1,119,488	1,122,130
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	5,213,617
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,624,342
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,400,000	3,003,624
Houston, TX, Airport Systems Rev., “B”, 5%, 7/01/26	1,335,000	1,546,397
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	5,630,000	6,345,629
Houston, TX, Airport Systems Rev., Special Facilities Rev. (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	1,430,000	1,432,503
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	2,630,000	2,791,508
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	7,365,000	7,913,398
Houston, TX, Airport Systems Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	9,655,000	10,254,479
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	194,121
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 9/01/15	211,436	193,743
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	1,670,000	1,871,903
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	4,385,000	5,673,401
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	6,400,000	6,896,128
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37	4,340,000	4,990,913
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,680,000	3,084,064
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/24	300,000	324,372
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/30	750,000	788,378

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/36	$500,000	$506,635
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/42	1,750,000	1,773,083
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, FRN, 0.3%, 1/01/20 (Put Date 1/02/15)	900,000	900,018
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/44	5,000,000	5,284,100
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,295,000	1,401,967
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 4.75%, 4/01/46	1,885,000	1,904,887
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,532,920
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,494,310
Northside, TX, Independent School District, PSF, 5%, 8/15/43	5,310,000	6,079,897
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	2,500,000	2,504,225
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	431,019
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,392,751
Red River, TX, Health Facilities Development Corp., 5.4%, 11/15/28 (a)	880,000	331,540
Red River, TX, Health Facilities Development Corp., 6.05%, 11/15/46 (a)	3,654,000	1,376,645
Red River, TX, Health Facilities Development Corp., 6.05%, 11/15/46 (a)	766,000	288,591
Red River, TX, Health Facilities Development Corp., 6.25%, 5/09/53 (a)	390,000	146,933
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,213,331
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	2,241,269
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,680,000	1,938,636
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	358,408
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27 (Prerefunded 8/15/15)	2,960,000	1,620,393
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29 (Prerefunded 8/15/15)	2,995,000	1,471,204
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,857,760
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,537,785
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,106,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	500,000	562,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	566,166
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	835,000	839,601
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,515,000	3,797,079
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/41	2,750,000	2,793,120
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	969,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	7,287,300
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	1,100,000	1,134,749
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,693,973
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,331,680
Texas Transportation Commission General Obligation, 5%, 4/01/39	6,225,000	7,238,555
Texas Transportation Commission State Highway Fund (First Tier), “A”, 4.75%, 4/01/17	6,620,000	7,291,864
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,577,610
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	3,560,000	4,124,687
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	1,440,000	1,460,736

		$276,774,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,708,081
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	1,500,000	1,675,515

		$6,383,596
Utah - 0.7%
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	$3,730,000	$4,211,058
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	4,015,000	5,111,617
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	2,405,000	2,316,809
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,236,136

		$17,875,620
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$2,015,000	$1,971,295
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	3,275,000	3,368,207

		$5,339,502
Virginia - 1.1%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$4,785,000	$4,919,459
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,000,800
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)(d)	981,912	26,001
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 1/01/25	785,000	785,385
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	3,530,000	3,540,767
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	6,892,023
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,642,891
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	6,569,571	657
Winchester, VA, Economic Development Authority, Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	605,000	669,541

		$28,477,601
Washington - 2.3%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$4,087,920
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,829,888
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,411,498
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,550,000	1,776,781
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,665,000	4,208,043
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36	5,670,000	6,773,495
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	5,075,000	5,596,812
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	1,000,000	1,090,590
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,765,137
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,115,352
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,918,663

		$63,574,179
West Virginia - 0.3%
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	$865,000	$894,946
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/27	2,100,000	2,420,166
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,145,200
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,570,785
West Virginia Hospital Finance Authority, Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	605,000	663,612

		$8,694,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,300,000	$3,487,440
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, FRN, 1.25%, 8/15/25 (Put Date 8/15/17)	2,115,000	2,131,772
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	710,000	808,598
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,630,375
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	1,855,000	2,314,743
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	1,405,000	1,796,531
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,870,000	4,970,760
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	5,110,000	5,190,227
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	571,320
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,334,830
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,287,752
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	1,905,000	1,913,134
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	1,730,000	1,750,570
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	1,685,000	1,721,008
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	1,350,000	1,394,118
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	1,160,000	1,174,314
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,470,000	1,639,888
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	2,175,000	2,413,163
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	18,324,262

		$59,854,805
Total Municipal Bonds		$2,668,622,065

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 11/01/14	$6,100,000	$6,100,000

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	120,471,586	$120,471,586
Total Investments		$2,795,193,651

Other Assets, Less Liabilities - (2.5)%		(67,422,231)
Net Assets - 100.0%		$2,727,771,420

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,728,014 representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,668,622,065	$—	$2,668,622,065
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	120,471,586	—	—	120,471,586
Total Investments	$120,471,586	$2,674,722,065	$—	$2,795,193,651

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,557,110,387
Gross unrealized appreciation	215,869,093
Gross unrealized depreciation	(33,722,035)
Net unrealized appreciation (depreciation)	$182,147,058

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,636,485	460,496,973	(418,661,872)	120,471,586

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,435	$120,471,586

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 18, 2014

*	Print name and title of each signing officer under his or her signature.